VANGUARD
BOND INDEX
FUND


Semiannual Report - June 30, 1998


[PHOTO]


[THE VANGUARD GROUP LOGO]

OUR CREW MAKES THE DIFFERENCE

Throughout our history, The Vanguard Group has received considerable attention as the low-cost provider of mutual funds. While such accolades are gratifying, we are most proud, not of our low operating expenses or the billions of dollars we manage, but of our sterling reputation created by the Vanguard crew.

     We recognize that it is our crew members--more than 7,000 highly motivated men and women--who form the cornerstone of our operations. We could not survive long--let alone prosper--without them. That's why we chose this fiscal year's fund reports to celebrate the spirit, enthusiasm, and achievements of our crew. (We call those who work at Vanguard crew members, not employees, because they operate as a team to accomplish our mission of serving you, our clients.)

     But while we prize the collective contributions of our crew, we also take time to recognize the importance of the individual. Each calendar quarter, we present our Award For Excellence to a handful of crew members who have demonstrated particular excellence in the performance of their jobs and who embody "The Vanguard Spirit." Our report cover shows only a few of the more than 300 crew members who have received this distinction since 1984.

     They, along with the rest of our valiant crew, look forward to serving you in the years ahead.

[PHOTO]                           [PHOTO]
John C. Bogle                     John J. Brennan
Senior Chairman                   Chairman & CEO

CONTENTS
A MESSAGE TO OUR SHAREHOLDERS.........................................   1

THE MARKETS IN PERSPECTIVE............................................   6

PORTFOLIO PROFILES....................................................   8

PERFORMANCE SUMMARIES.................................................  13

FINANCIAL STATEMENTS..................................................  16

All comparative mutual fund data are from Lipper Analytical Services, Inc., or Morningstar unless otherwise noted.

FELLOW SHAREHOLDER,

     Bond prices edged higher during the first six months of Vanguard Bond Index Fund's fiscal year, reflecting mild inflation and a slight decline in interest rates.

     In this environment, the performance of two of our four portfolios exactly tracked the returns of the segments of the bond market they represent, and two actually exceeded the benchmark return. Also, the return of each of our portfolios outpaced that of its average peer. Our Total Bond Market Portfolio earned +3.9% during the six months ended June 30, 1998, a solid return for such a brief period. Meanwhile, the U.S. stock market rocketed to new highs during the period, returning +17.7%.

----------------------------------------------------------------------------
                                                             TOTAL RETURNS
                                                           SIX MONTHS ENDED
                                                             JUNE 30, 1998
----------------------------------------------------------------------------
TOTAL BOND MARKET PORTFOLIO                                      +3.9%
Average Intermediate-Term
  U.S. Government Fund                                           +3.4
Lehman Aggregate Bond Index                                      +3.9
----------------------------------------------------------------------------
SHORT-TERM BOND PORTFOLIO                                        +3.2%
Average Short-Term U.S.
  Government Fund                                                +2.8
Lehman 1-5 Year Government/
  Corporate Index                                                +3.2
----------------------------------------------------------------------------
INTERMEDIATE-TERM BOND PORTFOLIO                                 +4.1%
Average Intermediate-Term
  U.S. Government Fund                                           +3.4
Lehman 5-10 Year Government/
  Corporate Index                                                +4.0
----------------------------------------------------------------------------
LONG-TERM BOND PORTFOLIO                                         +5.9%
Average General U.S.
  Government Fund                                                +3.6
Lehman Long Government/
  Corporate Index                                                +5.7
----------------------------------------------------------------------------
Total Bond Market Portfolio-
  Institutional Shares                                           +4.0%

----------------------------------------------------------------------------

The table at right presents the six-month total return (capital change plus reinvested dividends) for each portfolio along with that of its comparative standards. Detailed per-share figures for each portfolio, including net asset values, yields, income dividends, and any capital gains, are presented in the table that follows this letter.

THE PERIOD IN REVIEW

The U.S. economy grew vigorously, inflation was subdued, and interest rates declined during the first half of 1998. Consumers, heartened by high employment and rising wages, spent freely, providing the economy's propellant. Strength in consumer spending was more than enough to offset the negative effects of Asia's severe economic slump.

     Asia's troubles, which have lowered the prices of imported goods in the United States, were partly responsible for the benign behavior of inflation--consumer prices rose only 1.1% for the six months and 1.7% for the twelve months ended June 30. Low inflation was especially soothing to the bond market, where prices rose and interest rates declined; the yield on the benchmark 30-year U.S. Treasury bond was 5.63% on June 30, down 29 basis points (0.29 percentage point) from its yield at the start of the year, reflecting a price increase of about 4%.

     The stock market's rise during the six months, however impressive, was not straight up. Jitters over Asia prompted an across-the-board decline during parts of April and May and resulted in a 10% "correction" in some small-stock indexes. As has been the case for a good portion of the current bull run in stocks, bigger was better during the half-year and "big growth" was better still. The S&P 500 Index's advance was once again led by a relatively narrow segment of blue-chip growth companies. More than half of the Index's remarkable +17.7% return during the period was accounted for by fewer than 20 giant stocks.

     The declining interest-rate environment was, of course, most helpful to longer-term bonds. (Conversely, long-term bond prices suffer most when interest rates are rising.) Accordingly, our Long-Term Bond Portfolio recorded the highest six-month return of our four portfolios, earning +5.9%, a very generous inflation-adjusted return of +4.8% for just half a year. The portfolio's return was 2.3 percentage points higher than that of the average general U.S. government bond fund, largely because of our longer average maturity and much lower expenses.

     Our Short-Term Bond Portfolio, whose share price benefited the least from the easing of interest rates, posted a six-month return of +3.2%, all but a tiny portion of which came from interest income. This topped the +2.8% return of the average competing fund. Our Intermediate-Term Bond and Total Bond Market Portfolios returned +4.1% and +3.9%, respectively, and each outpaced the +3.4% return of the average intermediate-term government bond fund.

     In reviewing any half-year performance, it's important to note that semiannual returns for bond funds account for only one-half of the year's interest income. Although interest-rate movements can engender large shifts in the share prices of bond funds, over the long run interest income accounts for virtually all of a fund's total return. Thus, in evaluating a fund, a full year's interest income should be considered. The table at left presents each portfolio's return for the past twelve months, divided into its income and capital components. Here, you can see the remarkable impact of the fall in interest rates, especially on the Long-Term Portfolio. Interest rates, to be sure, can either add to, or subtract from, the income return.

------------------------------------------------------------------
                                      COMPONENTS OF TOTAL RETURN
                                          TWELVE MONTHS ENDED
                                             JUNE 30, 1998
------------------------------------------------------------------
                                    INCOME     CAPITAL      TOTAL
PORTFOLIO                           RETURN      RETURN     RETURN
------------------------------------------------------------------
Total Bond Market                     +6.7%      +3.8%      +10.5%
Short-Term Bond                       +6.1       +1.3        +7.4
Intermediate-Term Bond                +6.9       +4.0       +10.9
Long-Term Bond                        +7.2      +11.0       +18.2
------------------------------------------------------------------
Total Bond Market-
  Institutional Shares                +6.8%      +3.8%      +10.6%
------------------------------------------------------------------

     We hasten to mention the fine job that our Fixed Income Group has done in keeping our portfolios in line with their respective indexes. Our Total Bond Market and Short-Term Bond Portfolios exactly matched their respective indexes, while our Intermediate-Term Bond and Long-Term Bond Portfolios actually earned slightly more than their benchmarks (Intermediate-Term Bond by 0.1 percentage point and Long-Term Bond by 0.2 percentage point). Providing an exact match with an unmanaged index--not to mention actually exceeding a benchmark--is not easy, given that our portfolios incur operating expenses and transaction costs (albeit at extremely low levels) that the indexes, which exist only on paper, do not.

IN SUMMARY

During the first half of Vanguard Bond Index Fund's fiscal year, bond investors once again watched stocks storm ahead, making very respectable bond returns look puny by comparison.

     Such divergences in the performance of stocks and bonds are simply the nature of the two asset classes. Therefore, bonds play an important role in a balanced portfolio. Bonds provide higher income than stocks and can mute the sometimes wide fluctuation in returns from a stock portfolio. We believe that combining stock funds, bond funds, and money market funds in a proportion suitable to individual goals, time horizons, and risk tolerance is a sensible way to reap some of the financial markets' rewards, while managing the ever-present risks of investing.

     We look forward to reporting to you on the full fiscal year in our 1998 annual report six months hence.


/s/ JOHN C. BOGLE                                /s/ JOHN J. BRENNAN

John C. Bogle                                    John J. Brennan
Senior Chairman                                  Chairman and
                                                 Chief Executive Officer
July 22, 1998





PORTFOLIO STATISTICS
--------------------------------------------------------------------------------------------------------------------------

                                                                                                                   SEC
                                            NET ASSET VALUE PER SHARE                                            CURRENT
                                      -------------------------------------         INCOME        CAPITAL      ANNUALIZED
PORTFOLIO                             DECEMBER 31, 1997       JUNE 30, 1998        DIVIDENDS       GAINS          YIELD
--------------------------------------------------------------------------------------------------------------------------
Total Bond Market                           $10.09                $10.17            $0.313            --           6.05%
Total Bond Market--
  Institutional Shares                       10.09                 10.17             0.318            --           6.15
Short-Term Bond                              10.00                 10.01             0.290        $0.015           5.61
Intermediate-Term Bond                       10.20                 10.29             0.320            --           5.82
Long-Term Bond                               10.78                 11.06             0.332         0.009           5.96
--------------------------------------------------------------------------------------------------------------------------

Notice to Shareholders

At a special meeting on May 29, 1998, shareholders of Vanguard Bond Index Fund overwhelmingly approved four proposals. The proposals and voting results were:

1. REORGANIZATION INTO A DELAWARE BUSINESS TRUST. This change will reduce the amount of state taxes the fund pays annually by approximately $647,000 at current asset levels. Approved as follows:

------------------------------------------------------------------------------------------
                                    FOR           AGAINST         ABSTAIN      APPROVED BY
------------------------------------------------------------------------------------------
Total Bond Market               363,448,596      5,515,606       3,695,168        97.5%
------------------------------------------------------------------------------------------
Short-Term Bond                  31,216,961        633,047         488,733        96.5%
------------------------------------------------------------------------------------------
Intermediate-Term Bond           46,564,642      1,974,629       5,071,166        86.9%
------------------------------------------------------------------------------------------
Long-Term Bond                    6,523,577         50,070         117,301        97.5%
------------------------------------------------------------------------------------------

2a. INVESTMENT LIMITATION CHANGES--INTERFUND LENDING PROGRAM. This permits Vanguard Bond Index Fund to participate in Vanguard's interfund lending program, which allows funds to lend money to each other if--and only if--it makes good financial sense to do so on both sides of the transaction. The interfund lending program won't be an integral part of your fund's investment program; it is a contingency arrangement for managing unusual cash flows. Approved as follows:

------------------------------------------------------------------------------------------
                                    FOR           AGAINST        ABSTAIN      APPROVED BY
------------------------------------------------------------------------------------------
Total Bond Market               357,793,270      7,364,232       7,501,869        96.0%
------------------------------------------------------------------------------------------
Short-Term Bond                  30,854,931        945,018         538,792        95.4%
------------------------------------------------------------------------------------------
Intermediate-Term Bond           46,940,609        574,539       6,095,289        87.6%
------------------------------------------------------------------------------------------
Long-Term Bond                    6,335,373        218,469         137,106        94.7%
------------------------------------------------------------------------------------------

2b. INVESTMENT LIMITATION CHANGES--BORROWING MONEY AND PLEDGING ASSETS. This change sets standard limits of 15% of net asset on the amount of money Vanguard funds can borrow from all sources and the amount of assets that can be pledged to secure any loans. Approved as follows:

------------------------------------------------------------------------------------------
                                    FOR           AGAINST        ABSTAIN      APPROVED BY
------------------------------------------------------------------------------------------
Total Bond Market               355,640,672      8,793,263       8,225,435        95.4%
------------------------------------------------------------------------------------------
Short-Term Bond                  31,023,517        790,158         525,067        95.9%
------------------------------------------------------------------------------------------
Intermediate-Term Bond           46,514,008        932,746       6,163,683        86.8%
------------------------------------------------------------------------------------------
Long-Term Bond                    6,356,423        143,182         191,343        95.0%
------------------------------------------------------------------------------------------

2d. INVESTMENT LIMITATION CHANGES--INVESTMENTS IN ASSESSABLE SECURITIES. This change eliminated a long-standing, arcane fund policy of not purchasing assessable securities. Such securities are not a factor in today's world of publicly traded securities, where the fund's investments are focused. Approved as follows:

------------------------------------------------------------------------------------------
                                    FOR           AGAINST        ABSTAIN      APPROVED BY
------------------------------------------------------------------------------------------
Total Bond Market               358,990,093      7,952,046       5,717,232        96.3%
------------------------------------------------------------------------------------------
Short-Term Bond                  30,531,961        735,359       1,071,420        94.4%
------------------------------------------------------------------------------------------
Intermediate-Term Bond           46,747,286        713,215       6,149,936        87.2%
------------------------------------------------------------------------------------------
Long-Term Bond                    6,165,962        140,351         384,634        92.2%
------------------------------------------------------------------------------------------

THE MARKETS IN PERSPECTIVE
Six Months Ended June 30, 1998

Blue skies predominated for U.S. financial markets during the first six months of 1998, and even the occasional clouds had silver linings. The bond market provided solid returns during the half-year, while the stock market's performance was extraordinarily strong.

     After expanding at a 5.4% annual pace during the first quarter, the U.S. economy kept steaming along through June, fueled by powerful increases in household spending. Consumers had reason to be upbeat: plentiful jobs (unemployment fell to 4.3% of the workforce in May); rising wages (personal income in May was 5.9% higher than in May 1997); and tame inflation (consumer prices in June were up only 1.7% from a year before).

     The economic push provided by consumers more than compensated for the drag caused by Asia's severe economic problems. Weakening currencies and business slowdowns in Asia cut into U.S. exports and lowered the cost of Asian imports, causing the U.S. trade deficit to hit record levels. Ominously, Asia's problems appear to be more serious and enduring than many economists expected. Yet for Americans this "Asian contagion" has a bright side: It serves as an escape valve for the inflationary pressures that ordinarily would be expected to build up with the U.S. economy humming along at high speed.

--------------------------------------------------------------------------------
                                                        TOTAL RETURNS
                                                 PERIODS ENDED JUNE 30, 1998
                                             -----------------------------------
                                             6 MONTHS      1 YEAR       5 YEARS*
--------------------------------------------------------------------------------
EQUITY
   S&P 500 Index                               17.7%       30.2%         23.1%
   Russell 2000 Index                           4.9        16.5          16.0
   MSCI EAFE Index                             16.1         6.4          10.3
--------------------------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index                  3.9%       10.5%          6.9%
   Lehman 10-Year Municipal Bond Index          2.6         8.5           6.6
   Salomon Brothers Three-Month
      U.S. Treasury Bill Index                  2.6         5.3           4.9
--------------------------------------------------------------------------------
OTHER
   Consumer Price Index                         1.1%        1.7%          2.5%
--------------------------------------------------------------------------------

*Annualized.

U.S. EQUITY MARKETS

The mixture of robust economic growth and anemic inflation was a tonic for the U.S. stock market. Although prices generally rose, there were striking disparities in returns between large-capitalization and small-cap stocks and between growth and value stocks. The large-cap-dominated S&P 500 earned 17.7% during the six months, nearly double the 9.4% return on the rest of the market (as measured by the Wilshire 4500 Index) and more than triple the 4.9% return on the small-cap Russell 2000 Index. Within the S&P 500 Index, growth stocks were up 23.1%, while value stocks rose 12.1%.

     A decline in interest rates contributed to the stock market's rise, as falling rates on bonds tend to make equities more attractive and to boost the price investors will pay for each dollar of a stock's earnings or dividends. Yet growth in earnings and dividends--the long-term underpinning of stock prices--was unimpressive during the first half of 1998.

     Corporate earnings estimates were reduced in June, the tenth consecutive month in which securities analysts have cut their earnings estimates, according to I/B/E/S International, a financial research group. Earnings by the S&P 500 companies were expected to rise by only about 2% for the first half of 1998, I/B/E/S reported. With gains in prices outstripping increases in earnings and dividends, stock valuations are at or near all-time highs, an indication that investors expect ideal conditions to continue.

     Technology stocks were the best-performing sector during the first half of 1998, generating a 32.7% return. Three other sectors of the stock market--health care, consumer discretionary stocks such as retailers, and auto & transportation--each provided returns of about 25% for the six months. Companies involved in energy, chemicals, or other commodity-based businesses were generally laggards. Prices of many commodities have declined as Asia's economic funk cuts demand for energy and other industrial materials in the face of plentiful supplies.

U.S. FIXED-INCOME MARKETS

Investors in fixed-income securities enjoyed a moderate rise in the market value of their holdings because of declining interest rates. This price appreciation, added to coupon interest income, resulted in solid total returns. The 3.9% total return of the Lehman Aggregate Bond Index during the half-year brought its return for the 12 months ended June 30 to 10.5%, or a very generous 8.8% after adjustment for inflation.

     Yields on 10-year and 30-year U.S. Treasury bonds declined by 29 basis points (0.29 percentage point) to 5.45% and 5.63%, respectively, during the first half of 1998, with most of the drop occurring during the second quarter. The yield on 3-month Treasury bills declined 36 basis points to 4.99%. Mild inflation--consumer prices were up 1.1% for the half-year--enabled rates to decline despite the economy's strong growth.

     Yields on corporate and municipal bonds did not decline as far as those on Treasury securities because of a large increase in the supply of new bonds issued by companies and municipalities taking advantage of lower rates to refinance old debt. Similarly, mortgage-backed securities did not match Treasuries' performance because of expectations that large numbers of homeowners would pay off old, higher-coupon mortgage loans and refinance with new, lower-rate loans.

INTERNATIONAL EQUITY MARKETS

Stock markets in Europe soared while those in Asia and most emerging economies suffered steep declines in U.S.-dollar terms. The 16.1% overall return from international markets, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East Index, masked the divergence between Europe and other regions.

     Europe's markets were up 27.1% when measured in local currencies and 26.5% in U.S. dollars, after adjusting for a slight overall rise in the dollar's value. Stocks benefited from an upswing in most European economies, from signs that corporate managers are increasingly focused on shareholder value, and from optimism concerning next year's planned adoption of the euro as a single European currency.

     In the Pacific, which is dominated by Japan's stock market, stocks were buffeted by several problems: slowing growth in economic activity; continued instability in currencies; political upheavals; and widespread worries about corporate and banking insolvencies. On balance, the region's stocks fell 6.0% in U.S.-dollar terms. Japanese stocks were down 2.5%, but losses were more severe in the region's smaller markets.

     Emerging markets were, on balance, down sharply. Asian stock markets were hurt by continued weakness in the currency values of several countries, by Japan's recession, and by a growing conviction that the region's economic troubles are far from transitory. Venezuela and Mexico, both key oil-producing nations, were hard hit by falling oil prices.

PORTFOLIO PROFILE
Total Bond Market Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 9.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       599
Yield                                                 6.1%
Yield--Institutional Shares                           6.2%
Yield to Maturity                                     6.2%
Average Coupon                                        7.4%
Average Maturity                                 8.6 years
Average Quality                                        Aa1
Average Duration                                 4.4 years
Expense Ratio                                       0.21%*
Expense Ratio--Institutional Shares                 0.10%*
Cash Reserves                                         1.5%

*Annualized.

INVESTMENT FOCUS
----------------------------------------------------------
[GRAPH]


VOLATILITY MEASURES
--------------------------------------------------------------
                               TOTAL BOND MARKET        LEHMAN
                                   PORTFOLIO            INDEX*
--------------------------------------------------------------
R-Squared                             1.00               1.00
Beta                                  1.00               1.00

*Lehman Aggregate Bond Index.

DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
-------------------------------------------------------
Treasury/Agency                                   63.2%
Aaa                                                5.9
Aa                                                 5.7
A                                                 16.0
Baa                                                9.1
Ba                                                 0.1
B                                                  0.0
Not Rated                                          0.0
-------------------------------------------------------
Total                                            100.0%


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
-------------------------------------------------------
Under 1 Year                                       3.0%
1-5 Years                                         44.9
5-10 Years                                        31.3
10-20 Years                                        4.9
20-30 Years                                       14.9
Over 30 Years                                      1.0
-------------------------------------------------------
Total                                            100.0%



DISTRIBUTION BY ISSUER (% OF PORTFOLIO)
-------------------------------------------------------
Asset-Backed                                       4.9%
Finance                                           16.1
Foreign                                            3.7
Industrial                                         8.6
Mortgage                                          31.2
U.S. Government & Agency                           0.8
U.S. Treasury                                     31.2
Utilities                                          3.5
-------------------------------------------------------
Total                                            100.0%

AVERAGE COUPON. The average interest rate paid on the securities held by a portfolio. It is expressed as a percentage of face value.

AVERAGE DURATION. An estimate of how much a bond portfolio's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the portfolio's duration by the change in rates. If interest rates rise by 1 percentage point, the share price of a portfolio with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the portfolio's share price would rise by 5%.

AVERAGE MATURITY. The average length of time until bonds held by a portfolio reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a portfolio's share price will fluctuate in response to changes in market interest rates.

AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a portfolio's securities holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a portfolio with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a portfolio's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.

DISTRIBUTION BY CREDIT QUALITY. This breakdown of a portfolio's securities by credit rating can help in gauging the risk that returns could be affected by defaults or other credit problems.

DISTRIBUTION BY ISSUER. A breakdown of a portfolio's holdings by type of issuer or type of instrument.

DISTRIBUTION BY MATURITY. An indicator of interest-rate risk. In general, the higher the concentration of longer-maturity issues, the more a portfolio's share price will fluctuate in response to changes in interest rates.

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: average maturity (short, medium, or long) and average credit quality (high, medium, or low).

NUMBER OF ISSUES. An indicator of diversification. The more separate issues a portfolio holds, the less susceptible it is to a price decline stemming from the problems of a particular issue.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

YIELD. A snapshot of a portfolio's interest income. The yield, expressed as a percentage of the portfolio's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a portfolio were held to their maturity dates.

PORTFOLIO PROFILE
Short-Term Bond Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 9.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       157
Yield                                                 5.6%
Yield to Maturity                                     5.7%
Average Coupon                                        7.6%
Average Maturity                                 2.8 years
Average Quality                                        Aaa
Average Duration                                 2.4 years
Expense Ratio                                       0.21%*
Cash Reserves                                         1.5%

*Annualized.

INVESTMENT FOCUS
----------------------------------------------------------
[GRAPH]

VOLATILITY MEASURES
-----------------------------------------------------------
                                SHORT-TERM BOND      LEHMAN
                                   PORTFOLIO         INDEX*
-----------------------------------------------------------
R-Squared                             0.93            1.00
Beta                                  0.50            1.00

*Lehman Aggregate Bond Index.

DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
-----------------------------------------------------------
Treasury/Agency                                       64.0%
Aaa                                                    5.9
Aa                                                     6.9
A                                                     17.2
Baa                                                    6.0
Ba                                                     0.0
B                                                      0.0
Not Rated                                              0.0
-----------------------------------------------------------
Total                                                100.0%


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
-----------------------------------------------------------
Under 1 Year                                           4.0%
1-3 Years                                             55.0
3-5 Years                                             33.5
Over 5 Years                                           7.5
-----------------------------------------------------------
Total                                                100.0%


DISTRIBUTION BY ISSUER (% OF PORTFOLIO)
-----------------------------------------------------------
Asset-Backed                                           4.5%
Finance                                               17.5
Foreign                                                2.7
Industrial                                             6.9
Mortgage                                               0.0
U.S. Government & Agency                               0.3
U.S. Treasury                                         63.7
Utilities                                              4.4
-----------------------------------------------------------
Total                                                100.0%

PORTFOLIO PROFILE
Intermediate-Term Bond Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 9.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       182
Yield                                                 5.8%
Yield to Maturity                                     5.9%
Average Coupon                                        8.0%
Average Maturity                                 7.3 years
Average Quality                                        Aa1
Average Duration                                 5.3 years
Expense Ratio                                       0.21%*
Cash Reserves                                         1.6%

*Annualized.

INVESTMENT FOCUS
-----------------------------------------------------------
[GRAPH]


VOLATILITY MEASURES
-----------------------------------------------------------
                               INTERMEDIATE-TERM     LEHMAN
                                 BOND PORTFOLIO      INDEX*
-----------------------------------------------------------
R-Squared                             0.99            1.00
Beta                                  1.24            1.00

*Lehman Aggregate Bond Index.

DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
-----------------------------------------------------------
Treasury/Agency                                       55.2%
Aaa                                                    3.3
Aa                                                     5.4
A                                                     19.8
Baa                                                   16.3
Ba                                                     0.0
B                                                      0.0
Not Rated                                              0.0
-----------------------------------------------------------
Total                                                100.0%


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
-----------------------------------------------------------
Under 1 Year                                           0.3%
1-5 Years                                              9.9
5-10 Years                                            86.1
10-20 Years                                            3.4
20-30 Years                                            0.3
Over 30 Years                                          0.0
-----------------------------------------------------------
Total                                                100.0%


DISTRIBUTION BY ISSUER (% OF PORTFOLIO)
-----------------------------------------------------------
Asset-Backed                                           1.4%
Finance                                               15.8
Foreign                                                7.0
Industrial                                            14.4
Mortgage                                               0.0
U.S. Government & Agency                               2.0
U.S. Treasury                                         53.3
Utilities                                              6.1
-----------------------------------------------------------
Total                                                100.0%

PORTFOLIO PROFILE
Long-Term Bond Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 9.


FINANCIAL ATTRIBUTES
----------------------------------------------------------
Number of Issues                                       131
Yield                                                 6.0%
Yield to Maturity                                     6.1%
Average Coupon                                        8.2%
Average Maturity                                22.2 years
Average Quality                                        Aa1
Average Duration                                10.2 years
Expense Ratio                                       0.21%*
Cash Reserves                                         1.9%

*Annualized.

INVESTMENT FOCUS
-----------------------------------------------------------
[GRAPH]


VOLATILITY MEASURES
-----------------------------------------------------------
                                LONG-TERM BOND       LEHMAN
                                   PORTFOLIO         INDEX*
-----------------------------------------------------------
R-Squared                             0.97            1.00
Beta                                  2.12            1.00

*Lehman Aggregate Bond Index.

DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)
-----------------------------------------------------------
Treasury/Agency                                       59.6%
Aaa                                                    2.3
Aa                                                     6.4
A                                                     18.1
Baa                                                   13.6
Ba                                                     0.0
B                                                      0.0
Not Rated                                              0.0
-----------------------------------------------------------
Total                                                100.0%


DISTRIBUTION BY MATURITY (% OF PORTFOLIO)
-----------------------------------------------------------
Under 1 Year                                           0.5%
1-5 Years                                              1.6
5-10 Years                                             6.7
10-20 Years                                           17.6
20-30 Years                                           70.2
Over 30 Years                                          3.4
-----------------------------------------------------------
Total                                                100.0%


DISTRIBUTION BY ISSUER (% OF PORTFOLIO)
-----------------------------------------------------------
Asset-Backed                                           0.4%
Finance                                               10.2
Foreign                                                4.8
Industrial                                            15.4
Mortgage                                               0.0
U.S. Government & Agency                               0.0
U.S. Treasury                                         59.6
Utilities                                              9.6
-----------------------------------------------------------
Total                                                100.0%

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

TOTAL BOND MARKET PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 11, 1986-JUNE 30, 1998
--------------------------------------------------------------------
                     TOTAL BOND MARKET PORTFOLIO             LEHMAN*
FISCAL        CAPITAL        INCOME          TOTAL           TOTAL
YEAR          RETURN         RETURN          RETURN          RETURN
--------------------------------------------------------------------
1986           -0.6%           0.4%           -0.2%          -0.2%
1987           -7.4            8.5             1.1            2.8
1988           -1.6            9.0             7.4            7.9
1989            4.3            9.3            13.6           14.5
1990           -0.3            8.9             8.6            9.0
1991            6.4            8.8            15.2           16.0
1992           -0.2            7.3             7.1            7.4
1993            3.0%           6.7%            9.7%           9.8%
1994           -8.8            6.1            -2.7           -2.9
1995           10.6            7.6            18.2           18.5
1996           -3.0            6.6             3.6            3.6
1997            2.5            6.9             9.4            9.7
1998**          0.8            3.1             3.9            3.9
--------------------------------------------------------------------

* Lehman Aggregate Bond Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 43 for dividend and capital gains information for the past five years.



TOTAL BOND MARKET PORTFOLIO-INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: SEPTEMBER 18, 1995-JUNE 30, 1998
--------------------------------------------------------------------
                   TOTAL BOND MARKET PORTFOLIO-
                      INSTITUTIONAL SHARES                   LEHMAN*
FISCAL        CAPITAL        INCOME          TOTAL           TOTAL
YEAR          RETURN         RETURN          RETURN          RETURN
--------------------------------------------------------------------
1995            2.7%          1.8%            4.5%            4.4%
1996           -3.0           6.7             3.7             3.6
1997            2.5%          7.1%            9.6%            9.7%
1998**          0.8           3.2             4.0             3.9
--------------------------------------------------------------------

 *Lehman Aggregate Bond Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 44 for dividend information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                                       10 YEARS
                                                 INCEPTION                                  --------------------------------
                                                   DATE          1 YEAR       5 YEARS       CAPITAL      INCOME       TOTAL
----------------------------------------------------------------------------------------------------------------------------
Total Bond Market*                              12/11/1986        10.50%       6.78%        1.23         7.54%        8.77%
Total Bond Market-Institutional Shares          9/18/1995         10.64          --         1.08**       6.80**       7.88**
----------------------------------------------------------------------------------------------------------------------------

* Performance figures are adjusted for the $10 annual account maintenance fee. **Since inception.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolios. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolios could lose money.

SHORT-TERM BOND PORTFOLIO
TOTAL INVESTMENT RETURNS: MARCH 1, 1994-JUNE 30, 1998
----------------------------------------------------------------
                  SHORT-TERM BOND PORTFOLIO              LEHMAN*
FISCAL       CAPITAL        INCOME        TOTAL          TOTAL
YEAR         RETURN         RETURN        RETURN         RETURN
----------------------------------------------------------------
1994           -5.0%          4.6%         -0.4%          -0.2%
1995            6.0           6.9          12.9           12.9
1996           -1.5           6.0           4.5            4.7
1997            0.8%          6.2%          7.0%           7.1%
1998**          0.3           2.9           3.2            3.2
----------------------------------------------------------------

*Lehman 1-5 Year Government/Corporate Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 44 for dividend and capital gains information since the portfolio's inception.

INTERMEDIATE-TERM BOND PORTFOLIO
TOTAL INVESTMENT RETURNS: MARCH 1, 1994-JUNE 30, 1998
----------------------------------------------------------------
               INTERMEDIATE-TERM BOND PORTFOLIO          LEHMAN*
FISCAL        CAPITAL         INCOME        TOTAL         TOTAL
YEAR          RETURN          RETURN        RETURN        RETURN
----------------------------------------------------------------
1994            -8.2%          5.3%          -2.9%       -2.9%
1995            13.3           7.8           21.1        21.4
1996            -3.9           6.5            2.6         2.7
1997             2.4%          7.0%           9.4%        9.4%
1998**           0.9           3.2            4.1         4.0
----------------------------------------------------------------

* Lehman 5-10 Year Government/Corporate Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 45 for dividend and capital gains information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
-------------------------------------------------------------------------------------------------
                                                                          SINCE INCEPTION
                                        INCEPTION                   -----------------------------
                                          DATE         1 YEAR       CAPITAL    INCOME      TOTAL
-------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio*              3/1/1994         7.39%       0.07%      6.14%       6.21%
Intermediate-Term Bond Portfolio*       3/1/1994        10.87        0.73       6.84        7.57
-------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

LONG-TERM BOND PORTFOLIO
TOTAL INVESTMENT RETURNS: MARCH 1, 1994-JUNE 30, 1998
--------------------------------------------------------------------
                     LONG-TERM BOND PORTFOLIO                LEHMAN*
FISCAL          CAPITAL        INCOME        TOTAL           TOTAL
YEAR            RETURN         RETURN        RETURN          RETURN
--------------------------------------------------------------------
1994             -10.4%          5.9%         -4.5%           -4.6%
1995              21.0           8.7          29.7            30.0
1996              -6.8           6.5          -0.3             0.1
1997               6.9%          7.4%         14.3%           14.5%
1998**             2.7           3.2           5.9             5.7
--------------------------------------------------------------------

* Lehman Long Government/Corporate Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 45 for dividend and capital gains information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
-------------------------------------------------------------------------------------------
                                                                    SINCE INCEPTION
                                INCEPTION                   -------------------------------
                                  DATE        1 YEAR        CAPITAL      INCOME       TOTAL
-------------------------------------------------------------------------------------------
Long-Term Bond Portfolio*       3/1/1994      18.17%         2.45%       7.22%        9.67%
-------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

FINANCIAL STATEMENTS
June 30, 1998 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each portfolio's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, foreign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each portfolio, you will find a table displaying the composition of the portfolio's net assets. Undistributed Net Investment Income is usually zero because the portfolio distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the portfolio were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                 MATURITY             AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                 COUPON                   DATE              (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS (62.2%)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (30.8%)
U.S. Treasury Bond                                           7.25%                 5/15/2016      $     680     $     797
U.S. Treasury Bond                                           7.50%                11/15/2016          3,235         3,883
U.S. Treasury Bond                                          7.625%                 2/15/2007            670           713
U.S. Treasury Bond                                          7.875%      11/15/2007-2/15/2021         21,920        27,803
U.S. Treasury Bond                                           8.00%                11/15/2021        149,850       193,190
U.S. Treasury Bond                                          8.125%       8/15/2019-8/15/2021        350,120       453,819
U.S. Treasury Bond                                           8.50%                 2/15/2020         38,670        51,837
U.S. Treasury Bond                                           8.75%       5/15/2017-8/15/2020        125,100       170,144
U.S. Treasury Bond                                          8.875%       8/15/2017-2/15/2019         80,010       109,344
U.S. Treasury Bond                                          9.125%       5/15/2009-5/15/2018         16,340        22,765
U.S. Treasury Bond                                           9.25%                 2/15/2016            835         1,162
U.S. Treasury Bond                                          9.375%                 2/15/2006            110           136
U.S. Treasury Bond                                          9.875%                11/15/2015          4,390         6,395
U.S. Treasury Bond                                          10.00%                 5/15/2010          2,000         2,491
U.S. Treasury Bond                                         10.375%     11/15/2009-11/15/2012        223,120       287,146
U.S. Treasury Bond                                          10.75%       2/15/2003-8/15/2005         42,270        54,980
U.S. Treasury Bond                                         11.125%                 8/15/2003          1,135         1,413
U.S. Treasury Bond                                          11.25%                 2/15/2015            200           320
U.S. Treasury Bond                                         11.625%     11/15/2002-11/15/2004         13,650        16,893
U.S. Treasury Bond                                          11.75%      2/15/2010-11/15/2014          1,085         1,601
U.S. Treasury Bond                                          12.00%                 8/15/2013            350           519
U.S. Treasury Bond                                         12.375%                 5/15/2004            100           134
U.S. Treasury Bond                                          12.75%                11/15/2010            380           541
U.S. Treasury Bond                                         13.375%                 8/15/2001          2,600         3,175
U.S. Treasury Bond                                          14.00%                11/15/2011          3,420         5,309
U.S. Treasury Note                                          5.625%                 2/28/2001             50            50
U.S. Treasury Note                                          5.875%       8/15/1998-7/31/1999         46,860        47,024
U.S. Treasury Note                                           6.00%                 8/15/1999         89,000        89,448

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
                                                            COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                                           6.25%       4/30/2001-2/28/2002       $103,300    $  105,574
U.S. Treasury Note                                          6.375%       1/15/1999-1/15/2000         31,400        31,624
U.S. Treasury Note                                           6.50%       5/31/2001-8/15/2005          8,245         8,520
U.S. Treasury Note                                          6.625%       6/30/2001-4/30/2002        230,470       238,734
U.S. Treasury Note                                           6.75%                 6/30/1999          6,600         6,680
U.S. Treasury Note                                          6.875%       7/31/1999-5/15/2006        183,800       196,854
U.S. Treasury Note                                           7.00%                 7/15/2006          5,080         5,548
U.S. Treasury Note                                          7.125%                 9/30/1999         12,500        12,738
U.S. Treasury Note                                           7.50%      10/31/1999-5/15/2002         41,125        43,059
U.S. Treasury Note                                           7.75%      11/30/1999-1/31/2000        140,735       145,131
U.S. Treasury Note                                          7.875%      11/15/1999-8/15/2001         53,310        55,275
U.S. Treasury Note                                           8.00%       8/15/1999-5/15/2001         71,300        73,638
U.S. Treasury Strip                                          0.00%                 8/15/2001          1,000           844
                                                                                                               ----------
                                                                                                                2,477,251
                                                                                                               ----------

AGENCY BONDS & NOTES (0.7%)
Federal Home Loan Bank                                       5.90%                  6/9/2000          1,000         1,004
Federal Home Loan Bank                                       8.60%                 1/25/2000            110           115
Federal Home Loan Mortgage Corp.                             6.09%                  3/1/2000            285           285
Federal Home Loan Mortgage Corp.                            6.155%                 9/15/2000          1,000         1,010
Federal Home Loan Mortgage Corp.                            6.785%                  3/1/2006          9,525         9,556
Federal Home Loan Mortgage Corp.                             7.09%                  6/1/2005          4,400         4,479
Federal National Mortgage Assn.                              4.95%                 9/30/1998          2,350         2,347
Federal National Mortgage Assn.                              5.35%                 8/12/1998         12,350        12,349
Federal National Mortgage Assn.                              5.80%                12/10/2003          2,300         2,304
Federal National Mortgage Assn.                              5.90%                  7/6/2000          3,000         3,013
Federal National Mortgage Assn.                              6.20%                 7/10/2003            625           624
Federal National Mortgage Assn.                              6.25%                 8/12/2003          8,200         8,206
Federal National Mortgage Assn.                              6.35%                 8/10/1999            100           101
Federal National Mortgage Assn.                              7.55%                 6/10/2004          8,900         9,034
Federal National Mortgage Assn.                              8.10%                 8/12/2019            110           138
Federal National Mortgage Assn.                              8.25%                12/18/2000            100           106
Federal National Mortgage Assn.                              8.35%                11/10/1999            270           279
Federal National Mortgage Assn.                              8.45%                 7/12/1999            110           113
Federal National Mortgage Assn.                              8.70%                 6/10/1999            110           113
Federal National Mortgage Assn.                              9.55%                 3/10/1999            225           231
Government Trust Certificate                                9.625%                 5/15/2002            343           364
Private Export Funding Corp.                                 8.40%                 7/31/2001            225           241
Resolution Funding Corp.                                    8.125%                10/15/2019            550           699
Resolution Funding Corp.                                    8.625%                 1/15/2030            110           154
Resolution Funding Corp.                                    8.875%                 7/15/2020            280           383
Small Business Administration Variable Rate
   Interest-Only Custodial Receipts                         2.719%                 6/25/2000         17,462         1,580
Tennessee Valley Authority                                  8.375%                 10/1/1999            610           630
                                                                                                              -----------
                                                                                                                   59,458
                                                                                                              -----------
MORTGAGE-BACKED SECURITIES (30.7%)
Federal Home Loan Mortgage Corp.                             5.50%        12/1/1998-6/1/2011 (1)      5,025         4,959
Federal Home Loan Mortgage Corp.                             6.00%         7/1/1998-6/1/2028 (1)    119,388       118,048
Federal Home Loan Mortgage Corp.                             6.50%         3/1/2000-6/1/2028 (1)    287,302       287,664
Federal Home Loan Mortgage Corp.                             7.00%         7/1/1999-5/1/2028 (1)    319,016       323,995
Federal Home Loan Mortgage Corp.                             7.50%         8/1/1999-5/1/2028 (1)    437,498       243,533
Federal Home Loan Mortgage Corp.                             8.00%        5/1/2002-12/1/2027 (1)    118,323       122,400
Federal Home Loan Mortgage Corp.                             8.50%         9/1/2001-8/1/2027 (1)     33,261        34,702
Federal Home Loan Mortgage Corp.                             9.00%        8/1/2001-11/1/2027 (1)     16,964        17,939
Federal Home Loan Mortgage Corp.                             9.50%         4/1/2016-6/1/2025 (1)      8,501         9,155
Federal Home Loan Mortgage Corp.                            10.00%         7/1/2000-4/1/2025 (1)      1,533         1,674
Federal Home Loan Mortgage Corp.                            10.50%        9/1/2000-12/1/2015 (1)        348           363
Federal Home Loan Mortgage Corp.                            11.25%                  8/1/2014 (1)         21            23
Federal Housing Administration                               7.43%                 10/1/2020 (1)        523           538
Federal National Mortgage Assn.                              5.50%         1/1/2001-6/1/2009 (1)      1,910         1,872
Federal National Mortgage Assn.                              6.00%        10/1/2000-4/1/2028 (1)     54,829        53,857

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                 COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                              6.50%         2/1/2000-6/1/2028 (1)  $ 156,200    $  155,974
Federal National Mortgage Assn.                              7.00%         9/1/1999-1/1/2028 (1)    200,116       203,008
Federal National Mortgage Assn.                              7.50%         1/1/2000-8/1/2027 (1)    107,205       109,986
Federal National Mortgage Assn.                              7.75%                 10/1/2002 (1)        374           378
Federal National Mortgage Assn.                              8.00%         9/1/1998-9/1/2027 (1)     64,604        66,907
Federal National Mortgage Assn.                              8.50%        12/1/1998-7/1/2027 (1)     24,297        25,377
Federal National Mortgage Assn.                              9.00%         9/1/2003-1/1/2027 (1)     12,205        12,891
Federal National Mortgage Assn.                              9.50%        10/1/2001-2/1/2025 (1)      5,762         6,202
Federal National Mortgage Assn.                             10.00%         8/1/2005-6/1/2022 (1)      2,233         2,407
Federal National Mortgage Assn.                             10.50%        11/1/2000-8/1/2020 (1)        619           676
Government National Mortgage Assn.                           6.00%        3/1/2009-6/15/2028 (1)     12,131        11,949
Government National Mortgage Assn.                           6.50%       9/15/2008-6/15/2028 (1)     79,453        79,484
Government National Mortgage Assn.                           7.00%       6/15/2008-5/15/2028 (1)    170,310       173,091
Government National Mortgage Assn.                           7.50%       9/15/2007-3/15/2028 (1)    152,793       157,140
Government National Mortgage Assn.                           8.00%      11/15/2001-3/15/2028 (1)    126,150       130,900
Government National Mortgage Assn.                           8.50%       5/15/2010-1/15/2028 (1)     46,940        49,568
Government National Mortgage Assn.                           9.00%       8/15/2001-6/15/2027 (1)     30,784        32,989
Government National Mortgage Assn.                           9.50%        1/1/2004-9/15/2025 (1)     18,197        19,805
Government National Mortgage Assn.                          10.00%       3/15/2000-8/15/2025 (1)      4,363         4,815
Government National Mortgage Assn.                          10.50%      11/15/2010-1/15/2021 (1)      2,881         3,221
Government National Mortgage Assn.                          11.50%      3/15/2010-11/15/2017 (1)        313           358
Resolution Trust Corp. Collateralized Mortgage Obligations  10.35%                 8/25/2021 (1)        991         1,034
                                                                                                               ----------
                                                                                                                2,468,882
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (COST $4,815,444)                                                                                            5,005,591
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (32.6%)
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.8%)
AT&T Universal Card Master Trust                             5.95%                10/17/2002 (1)     14,120        14,128
Advanta Credit Card Master Trust                             6.05%                  8/1/2003 (1)      8,750         8,778
American Express Credit Account Master Trust                 6.40%                 9/15/2002 (1)     17,000        17,315
American Express Credit Account Master Trust                 6.80%                12/15/2003 (1)     25,854        26,464
American Express Credit Account Master Trust                 7.60%                 8/15/2002 (1)      2,000         2,085
American Express Credit Europe                              5.375%                 7/15/2001 (1)     16,250        16,071
California Infrastructure & Econ. Dev. Bank SP Trust PG&E    6.16%                 6/14/2003 (1)      7,875         7,917
California Infrastructure & Econ. Dev. Bank SP Trust PG&E    6.42%                 9/25/2008 (1)     11,325        11,522
Chemical Master Credit Card Trust I                          5.55%                 9/15/2003 (1)      5,450         5,409
Discover Card Master Trust                                   5.40%                11/16/2001 (1)     25,163        25,135
Discover Card Master Trust                                   5.75%                 4/15/2001 (1)     13,500        13,433
First Bank Corp. Card Master Trust                           6.40%                 2/15/2003 (1)      5,030         5,094
First USA Credit Card Master Trust                           6.42%                 3/17/2005 (1)      8,750         8,908
Ford Credit Auto Loan Master Trust                           6.50%                 8/15/2002 (1)     20,750        21,021
Household Affinity Credit Card Master Trust                  5.60%                 5/15/2002 (1)      3,195         3,182
MBNA Master Credit Card Trust                                5.40%                 3/15/1999 (1)      3,750         3,739
MBNA Master Credit Card Trust                                6.05%                11/15/2002 (1)     21,375        21,468
MBNA Master Credit Card Trust                                6.60%                 1/15/2003 (1)      8,500         8,624
MBNA Master Credit Card Trust                                6.60%                11/15/2004 (1)     16,065        16,433
NationsBank Credit Card Master Trust                         6.45%                 4/15/2003 (1)      6,678         6,743
Sears Credit Card Master Trust                               5.80%                 8/15/2005 (1)     38,000        37,873
Sears Credit Card Master Trust                               6.05%                 2/15/2004 (1)     19,500        19,599
Sears Credit Card Master Trust                               6.25%                 1/15/2003 (1)     13,333        13,362
Sears Credit Card Master Trust                               7.00%                 1/15/2004 (1)      3,000         3,040
Sears Credit Card Master Trust                               8.10%                 6/15/2004 (1)      1,900         1,961
Standard Credit Card Master Trust                            6.80%                  4/7/1999 (1)     15,850        15,952
Standard Credit Card Master Trust                            7.85%                  2/7/2002 (1)     43,261        44,528
Standard Credit Card Master Trust                           7.875%                  1/7/2000 (1)      3,600         3,623
Standard Credit Card Master Trust                           8.875%                  9/7/1999 (1)      2,085         2,085
                                                                                                              -----------
                                                                                                                  385,492
                                                                                                              -----------
FINANCE (15.8%)
American Express Credit Corp.                                6.50%                  8/1/2000          2,200         2,226
American Express Credit Corp.                                8.50%                 6/15/1999          2,325         2,384

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
                                                            COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
American General Finance Corp.                              5.875%                  7/1/2000       $  3,770     $   3,765
American General Finance Corp.                               7.45%                  7/1/2002          1,575         1,653
American General Finance Corp.                               8.00%                 2/15/2000         12,100        12,484
American General Finance Corp.                               8.50%                 8/15/1998          1,450         1,455
Ameritech Capital Funding                                    6.15%                 1/15/2008         15,975        15,938
Associates Corp.                                             6.00%                 6/15/2000          6,500         6,508
Associates Corp.                                             6.25%                 3/15/1999          7,500         7,529
Associates Corp.                                            6.375%                 8/15/2000         30,000        30,243
Associates Corp.                                             6.50%                10/15/2002         11,975        12,161
Associates Corp.                                            6.625%                 5/15/2001          3,300         3,346
Associates Corp.                                            6.625%                 6/15/2005          1,000         1,020
Associates Corp.                                             6.68%                 9/17/1999          5,600         5,649
Associates Corp.                                             7.50%                 5/15/1999          3,700         3,749
Associates Corp.                                             7.50%                 4/15/2002          5,800         6,057
Associates Corp.                                            9.125%                  4/1/2000          1,000         1,052
Avalon Properties Inc.                                      6.875%                12/15/2007         14,050        14,276
Bank of New York Capital I                                   7.97%                12/31/2026          3,225         3,502
Banc One Corp                                                6.25%                  9/1/2000 MTN     16,000        16,126
Banc One Corp.                                               6.25%                 10/1/2001 MTN     21,500        21,712
BankAmerica Capital II                                       8.00%                12/15/2026          3,400         3,696
BankAmerica Corp.                                            7.50%                10/15/2002            400           421
BankAmerica Corp.                                           7.625%                 6/15/2004          1,050         1,127
BankAmerica Corp.                                           7.875%                 12/1/2002          2,000         2,135
BankAmerica Corp.                                           9.625%                 2/13/2001          1,100         1,195
BankAmerica Corp.                                           10.00%                  2/1/2003          4,900         5,652
Bear, Stearns & Co., Inc.                                    6.50%                 6/15/2000          4,225         4,265
Bear, Stearns & Co., Inc.                                   6.625%                 1/15/2004          3,150         3,207
BT Capital Trust B                                           7.90%                 1/15/2027          1,100         1,162
CIGNA Corp.                                                 7.875%                 5/15/2027         13,875        15,573
CIGNA Corp.                                                  8.30%                 1/15/2023            835           973
CIT Group Holdings                                          6.625%                 6/15/2005          7,900         8,060
CNA Financial Corp.                                          6.45%                 1/15/2008          4,700         4,670
CNA Financial Corp                                           6.50%                 4/15/2005         25,175        25,254
Camden Property Trust                                        7.00%                11/15/2006          4,250         4,332
Chase Capital I                                              7.67%                 12/1/2026          3,100         3,259
The Chase Manhattan Corp.                                   8.125%                 6/15/2002          1,410         1,511
The Chase Manhattan Corp.                                    8.50%                 2/15/2002         10,000        10,747
The Chase Manhattan Corp.                                   10.00%                 6/15/1999          1,850         1,920
The Chase Manhattan Corp.                                  10.375%                 3/15/1999          3,000         3,092
Chemical Banking Corp.                                       7.25%                 9/15/2002          2,565         2,674
Chemical Bank                                                9.75%                 6/15/1999         18,243        18,900
Chrysler Finance Corp.                                      5.375%                10/15/1998            850           850
Chrysler Finance Corp.                                      5.625%                 1/15/1999          2,725         2,726
Chrysler Finance Corp.                                      5.875%                  2/7/2001          3,500         3,493
Chrysler Finance Corp.                                       6.28%                 6/21/1999          5,680         5,712
Chrysler Finance Corp.                                       6.28%                 6/23/1999          5,000         5,029
Chrysler Finance Corp.                                       6.35%                 6/22/1999         19,970        20,097
Chrysler Finance Corp.                                      6.375%                 1/28/2000          7,195         7,242
Chrysler Finance Corp.                                      6.625%                 8/15/2000          3,050         3,093
Citicorp                                                    8.625%                 12/1/2002          2,000         2,198
Citicorp                                                     9.50%                  2/1/2002          1,000         1,107
Citicorp                                                     9.75%                  8/1/1999          4,000         4,163
Comerica, Inc.                                              7.125%                 12/1/2013          5,000         5,146
Commercial Credit Corp.                                      5.90%                  9/1/2003            550           545
CoreStates Capital Corp.                                    6.625%                 3/15/2005          6,900         7,036
CoreStates Capital Corp.                                    9.375%                 4/15/2003          1,250         1,414
Countrywide Funding                                          8.25%                 7/15/2002          3,750         4,013
Dean Witter Discover & Co.                                   6.25%                 3/15/2000          3,000         3,011
Dean Witter Discover & Co.                                   6.75%                 8/15/2000          4,000         4,058
Dean Witter, Discover & Co.                                  6.75%                10/15/2013            800           814
Dean Witter Discover & Co.                                  6.875%                  3/1/2003          2,300         2,363

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                 COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Donaldson Lufkin & Jenrette                                  6.50%                  6/1/2008       $ 20,000     $  20,068
Equitable Companies Inc.                                     7.00%                  4/1/2028          4,310         4,435
Equity Residental Properties                                 6.55%                11/15/2001         16,750        16,855
Fifth Third Bancorp                                          6.75%                 7/15/2005          5,000         5,144
First Bank N.A.                                              7.55%                 6/15/2004         10,000        10,693
First Bank System                                           7.625%                  5/1/2005          5,000         5,368
First Chicago Corp.                                          6.25%                 7/21/2000          6,500         6,546
First Chicago Corp.                                         6.375%                 1/30/2009          5,000         5,012
First Chicago Corp.                                         6.875%                 6/15/2003          5,000         5,163
First Chicago Corp.                                         7.625%                 1/15/2003          2,400         2,538
First Chicago Corp.                                          8.25%                 6/15/2002          5,000         5,375
First Chicago Corp.                                          9.25%                11/15/2001          1,225         1,345
First Chicago Corp.                                         10.25%                  5/1/2001          2,750         3,050
First Fidelity Bancorp                                      9.625%                 8/15/1999            700           728
First Interstate Bancorp                                    8.625%                  4/1/1999          8,295         8,468
First Interstate Bancorp                                   10.875%                 4/15/2001          2,750         3,093
First Union Corp.                                            8.00%                11/15/2002            100           107
First Union Corp.                                           8.125%                 6/24/2002          2,900         3,106
Fleet Capital Trust II                                       7.92%                12/11/2026          3,790         4,098
Fleet Credit Card                                            6.82%                  4/9/2001          5,000         5,110
Fleet Financial Group, Inc.                                 6.875%                  3/1/2003            500           515
Fleet Financial Group, Inc.                                 7.125%                 4/15/2006          5,700         5,977
Fleet Financial Group, Inc.                                  7.25%                  9/1/1999          1,000         1,014
Fleet Mortgage Group                                         6.50%                 6/15/2000         14,495        14,658
Fleet/Norstar Group                                         8.125%                  7/1/2004          4,600         5,032
Ford Motor Credit Co.                                        6.75%                 5/15/2005          1,385         1,424
Ford Motor Credit Co.                                        6.85%                 8/15/2000         17,105        17,410
Ford Motor Credit Co.                                        7.25%                 5/15/1999            500           506
Ford Motor Credit Co.                                       8.375%                 1/15/2000          2,655         2,747
Ford Motor Credit Co.                                        9.00%                 9/15/2001          5,000         5,424
General Electric Capital Corp.                               5.59%                 4/10/2000          6,000         5,984
General Electric Capital Corp.                               5.89%                 5/15/2000          5,000         5,011
General Electric Capital Corp.                               5.89%                 5/11/2001         10,000        10,014
General Electric Capital Corp.                               6.90%                 9/15/2015          9,000         9,638
General Electric Capital Corp.                               8.30%                 9/20/2009            275           323
General Motors Acceptance Corp.                              5.85%                  4/6/2000         34,200        34,195
General Motors Acceptance Corp.                              6.00%                  2/1/2002          3,850         3,845
General Motors Acceptance Corp.                             6.625%                 1/10/2002         22,100        22,472
General Motors Acceptance Corp.                             6.625%                 10/1/2002          5,800         5,918
General Motors Acceptance Corp.                              7.00%                  3/1/2000          3,300         3,352
General Motors Acceptance Corp.                             7.125%                  6/1/1999          2,950         2,987
General Motors Acceptance Corp.                             7.125%                  5/1/2001         10,975        11,287
General Motors Acceptance Corp.                              8.00%                 10/1/1999          3,000         3,080
General Motors Acceptance Corp.                              8.40%                10/15/1999          4,190         4,317
General Motors Acceptance Corp.                              8.50%                  1/1/2003          5,500         5,993
General Motors Acceptance Corp.                             8.625%                 6/15/1999          4,250         4,358
General Motors Acceptance Corp.                              9.00%                10/15/2002         10,000        11,090
General Motors Acceptance Corp.                             9.375%                  4/1/2000          3,515         3,713
General Motors Acceptance Corp.                             9.625%                12/15/2001          1,000         1,111
Great Western Finance                                       6.375%                  7/1/2000         16,100        16,227
Great Western Finance                                       8.625%                 12/1/1998          2,275         2,303
Health & Retirement Properties Trust                         6.75%                12/18/2002         16,250        16,338
Household Finance Corp.                                      6.45%                  2/1/2009          2,430         2,422
Household Finance Corp.                                      7.65%                 5/15/2007          3,250         3,521
Household Finance Corp.                                      7.75%                  6/1/1999          1,000         1,017
International Lease Finance Corp.                            6.20%                  5/1/2000          4,000         4,019
International Lease Finance Corp.                            6.30%                 11/1/1999          2,400         2,415
International Lease Finance Corp.                           6.375%                  8/1/2001          7,500         7,580
International Lease Finance Corp.                            6.50%                  7/1/2001          2,050         2,078
International Lease Finance Corp.                           6.625%                  6/1/2000         10,000        10,125
JDN Realty Corp.                                             6.80%                  8/1/2004         10,500        10,528

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
                                                            COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                6.15%                 3/15/2000 MTN   $ 18,500     $  18,529
Lehman Brothers Holdings Inc.                               6.625%                11/15/2000          7,861         7,947
Lehman Brothers Holdings Inc.                                6.90%                 1/29/2001         10,800        10,998
Lehman Brothers Holdings Inc.                                7.20%                 8/15/2009         16,720        17,591
Lehman Brothers Holdings Inc.                               8.375%                 2/15/1999          5,400         5,476
Mellon Bank NA                                               6.50%                  8/1/2005          5,300         5,360
Mellon Bank NA                                               6.75%                  6/1/2003          2,775         2,841
Mellon Bank NA                                              7.375%                 5/15/2007          3,500         3,754
Mellon Financial Corp.                                      7.625%                11/15/1999            850           870
Mellon Financial Corp.                                       9.75%                 6/15/2001          6,647         7,317
Mellon Capital II                                           7.995%                 1/15/2027          3,150         3,410
Merrill Lynch & Co., Inc.                                    6.07%                10/15/2001         44,700        44,869
Merrill Lynch & Co., Inc.                                    6.38%                 7/18/2000          1,000         1,009
Merrill Lynch & Co., Inc.                                    6.50%                  4/1/2001         18,500        18,730
Merrill Lynch & Co., Inc.                                    7.00%                 3/15/2006            300           314
Merrill Lynch & Co., Inc.                                    8.00%                  2/1/2002          2,600         2,758
Merrill Lynch & Co., Inc.                                    8.30%                 11/1/2002          2,735         2,966
Morgan Stanley, Dean Witter, Discover & Co.                  5.89%                 3/20/2000 MTN     40,900        40,891
Morgan Stanley, Dean Witter, Discover & Co.                 6.375%                  8/1/2002          7,000         7,073
Morgan Stanley, Dean Witter Discover & Co.                  6.875%                  3/1/2007          7,000         7,264
NCNB Corp.                                                   9.50%                  6/1/2004          1,725         2,012
NAC Re Corp.                                                 7.15%                11/15/2005          1,500         1,547
NB Capital Trust II                                          7.83%                12/15/2026          5,000         5,321
National City Corp.                                          7.20%                 5/15/2005         10,000        10,505
NationsBank Corp.                                            5.75%                 3/15/2001            500           498
NationsBank Corp.                                            6.50%                 3/15/2006          5,600         5,697
NationsBank Corp.                                           6.875%                 2/15/2005            580           602
NationsBank Corp.                                            7.00%                 9/15/2001          1,800         1,850
NationsBank Corp.                                            7.25%                10/15/2025          1,625         1,751
NationsBank Corp.                                            7.75%                 8/15/2004          5,000         5,404
NationsBank Corp.                                            8.50%                 1/15/2007          5,000         5,684
NationsBank Texas                                            6.75%                 8/15/2000          9,800         9,971
Norwest Corp.                                                6.65%                10/15/2023             40            40
Norwest Corp.                                                6.80%                 5/15/2002          5,000         5,130
Norwest Corp.                                               7.125%                  4/1/2000            500           510
Norwest Financial, Inc.                                      6.25%                 11/1/2002          1,000         1,008
Norwest Financial, Inc.                                     7.875%                 2/15/2002          1,000         1,057
Orion Capital Corp.                                          7.25%                 7/15/2005          9,200         9,527
Orion Capital Corp.                                         9.125%                  9/1/2002          5,421         5,981
PaineWebber Group, Inc.                                      6.50%                 11/1/2005            500           502
PaineWebber Group, Inc.                                      7.00%                  3/1/2000          5,350         5,425
PaineWebber Group, Inc.                                     7.875%                 2/15/2003          2,250         2,389
Pitney Bowes Credit Corp.                                    9.25%                 6/15/2008          2,000         2,454
Realty Income Corp.                                          7.75%                  5/6/2007          3,000         3,142
Republic New York Corp.                                      7.75%                 5/15/2002          3,000         3,178
Republic New York Corp.                                      7.75%                 5/15/2009          4,300         4,777
Republic New York Corp.                                      9.70%                  2/1/2009          5,000         6,288
Salomon, Inc.                                                6.50%                  3/1/2000         17,700        17,852
Salomon, Inc.                                                6.65%                 7/15/2001          7,050         7,143
Salomon, Inc.                                                6.70%                 12/1/1998          3,000         3,014
Salomon, Inc.                                                6.70%                  7/5/2000          2,000         2,025
Salomon Smith Barney Holdings Inc.                           5.50%                 1/15/1999          5,000         4,992
Salomon Smith Barney Holdings Inc.                          5.875%                  2/1/2001         13,200        13,123
Salomon Smith Barney Holdings Inc.                           6.50%                10/15/2002            300           303
Salomon Smith Barney Holdings Inc.                          6.625%                  6/1/2000         10,000        10,106
Salomon Smith Barney Holdings Inc.                           7.00%                 5/15/2000          6,000         6,105
Salomon Smith Barney Holdings Inc.                           7.98%                  3/1/2000          2,000         2,062
Security Capital Pacific Trust                               8.05%                  4/1/2017          4,300         4,732
Shurgard Storage Centers, Inc.                               7.50%                 4/25/2004          3,000         3,130
Simon DeBartolo Group, Inc.                                  6.75%                 7/15/2004         10,000        10,052
Spieker Properties Inc.                                      7.50%                 10/1/2027            700           723

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                 COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Storage USA, Inc.                                            7.50%                 12/1/2027       $  5,025     $   5,194
Summit Properties Inc.                                       6.80%                 8/15/2002          3,500         3,533
Summit Properties Inc.                                       6.95%                 8/15/2004         17,500        17,719
Summit Properties Inc.                                       7.20%                 8/15/2007          1,000         1,024
Summit Bancorp                                              8.625%                12/10/2002          5,000         5,460
Suntrust Capital                                             7.90%                 6/15/2027          2,085         2,269
SunTrust Banks, Inc.                                         6.00%                 2/15/2026          5,000         4,932
SunTrust Banks, Inc.                                        7.375%                  7/1/2002          5,000         5,232
SunTrust Banks, Inc.                                        7.375%                  7/1/2006          3,500         3,751
SUSA Partnership LP                                          7.00%                 12/1/2007          1,050         1,061
Swiss Bank                                                   7.00%                10/15/2015            750           788
Travelers/Aetna Property Casualty Corp.                      6.75%                 4/15/2001          9,000         9,159
Travelers/Aetna Property Casualty Corp.                      7.75%                 4/15/2026          1,000         1,131
USF&G Corp.                                                 7.125%                  6/1/2005            600           625
US Bancorp                                                   8.27%                12/15/2026          3,250         3,650
United Dominion Realty Trust, Inc.                           7.25%                 1/15/2007          3,500         3,614
U.S. Leasing International                                  6.625%                 5/15/2003            195           199
Wachovia Corp.                                              6.375%                 4/15/2003            110           111
Wachovia Corp.                                               6.80%                  6/1/2005         10,000        10,337
Wachovia Corp.                                               7.00%                12/15/1999            600           610
Wells Fargo & Co.                                           6.125%                 11/1/2003          5,000         4,999
Wells Fargo & Co.                                           6.875%                  4/1/2006          6,400         6,657
Wells Fargo Capital I                                        7.96%                12/15/2026          3,600         3,942
                                                                                                              -----------
                                                                                                                1,272,616
                                                                                                              -----------
INDUSTRIAL (8.5%)
American Stores Co.                                          8.00%                  6/1/2026         10,500        11,961
Amoco Canada Petroleum Co.                                   6.75%                 2/15/2005            145           151
Anheuser-Busch Cos. Inc.                                     6.75%                12/15/2027          1,600         1,669
Anheuser-Busch Cos., Inc.                                    7.10%                 6/15/2007          5,050         5,308
Anheuser-Busch Cos., Inc.                                   7.125%                  7/1/2017          3,850         4,065
Anheuser-Busch Cos., Inc.                                   7.375%                  7/1/2023            800           841
Anheuser-Busch Cos., Inc.                                   8.625%                 12/1/2016            626           638
Applied Materials, Inc.                                      8.00%                  9/1/2004          1,625         1,747
Archer-Daniels-Midland Co.                                   6.25%                 5/15/2003          1,000         1,012
Archer-Daniels-Midland Co.                                  8.875%                 4/15/2011          3,745         4,623
Auburn Hills                                                12.00%                  5/1/2020            770         1,265
BP America, Inc.                                            9.375%                 11/1/2000          1,500         1,613
C.R. Bard, Inc.                                              6.70%                 12/1/2026         13,650        14,008
Baxter International, Inc.                                   9.25%                12/15/1999            100           105
Bayer Corp.                                                  6.65%                 2/15/2028          1,300         1,339
Black & Decker Corp.                                        6.625%                11/15/2000         12,000        12,135
Black & Decker Corp.                                         7.50%                  4/1/2003         22,800        23,959
The Boeing Co.                                              6.625%                 2/15/2038         11,000        11,066
The Boeing Co.                                               8.75%                 8/15/2021          1,800         2,298
Bowater, Inc.                                               9.375%                12/15/2021          3,000         3,765
Burlington Northern Santa Fe Corp.                          6.375%                12/15/2005          6,750         6,780
Burlington Northern Santa Fe Corp.                          6.875%                 2/15/2016          2,900         2,991
Burlington Northern Santa Fe Corp.                           7.00%                12/15/2025          2,350         2,440
Burlington Northern Sante Fe Corp.                           7.25%                  8/1/2097          4,450         4,813
Burlington Northern Sante Fe Corp.                           9.25%                 10/1/2006            750           889
CSX Corp.                                                   8.625%                 5/15/2022            875         1,066
CSX Corp.                                                    9.00%                 8/15/2006            700           811
Caterpillar, Inc.                                           7.375%                  3/1/2097          8,900         9,836
Caterpillar, Inc.                                            9.00%                 4/15/2006          1,600         1,879
Chrysler Corp.                                               7.45%                  2/1/2097          4,375         4,848
Comcast Cablevision                                         8.125%                  5/1/2004          6,500         7,054
Comcast Cablevision                                         8.375%                  5/1/2007          5,000         5,607
Comcast Cablevision                                         8.875%                  5/1/2017          3,300         3,988
Conrail Corp.                                                9.75%                 6/15/2020          1,680         2,284
Continental Airlines (Equipment Trust Certificates)         6.648%                 3/15/2019         10,910        11,141

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
                                                            COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Continental Airlines (Equipment Trust Certificates)         6.331%                10/15/2004 (1)    $ 4,075      $  4,075
Continental Airlines (Equipment Trust Certificates)          6.41%                10/15/2008 (1)        875           876
Cyprus AMAX Minerals Co.                                    7.375%                 5/15/2007          6,000         6,201
Dayton Hudson Corp.                                          6.75%                  1/1/2028          1,000           991
Deere & Co.                                                  8.50%                  1/9/2022            985         1,211
Delta Airlines, Inc. (Equipment Trust Certificates)          8.54%                  1/2/2007 (1)      3,777         4,155
The Walt Disney Co.                                          7.55%                 7/15/2093          2,597         3,019
Dow Chemical Co.                                             8.50%                  6/8/2010 MTN      2,500         2,993
Eastman Chemical Co.                                        6.375%                 1/15/2004          6,925         6,923
Eastman Chemical Co.                                         7.25%                 1/15/2024          3,700         3,822
Eastman Chemical Co.                                         7.60%                  2/1/2027          2,988         3,211
Federal Express Corp.                                       10.00%                  9/1/1998          1,500         1,510
Federated Department Stores, Inc.                            7.45%                 7/15/2017         11,125        11,839
Federated Department Stores, Inc.                           8.125%                10/15/2002          5,000         5,353
First Data Corp.                                            6.625%                  4/1/2003          5,135         5,260
First Data Corp.                                            6.375%                12/15/2007 MTN      1,000         1,016
Ford Capital BV                                              9.00%                 8/15/1998          6,300         6,325
Ford Capital BV                                              9.50%                  7/1/2001          1,925         2,108
Ford Capital BV                                              9.50%                  6/1/2010            825         1,044
Ford Capital BV                                             9.875%                 5/15/2002          2,250         2,540
Ford Holdings                                                9.25%                  3/1/2000          5,900         6,207
Ford Motor Corp.                                             7.50%                11/15/1999          2,000         2,041
Ford Motor Corp.                                             9.95%                 2/15/2032            835         1,225
Fortune Brands                                              7.875%                 1/15/2023          1,900         2,192
Gannett Co.                                                  5.85%                  5/1/2000          1,000         1,001
General Motors Corp.                                         7.00%                 6/15/2003          2,000         2,082
General Motors Corp.                                        9.125%                 7/15/2001          7,900         8,568
H.J. Heinz Co.                                              6.875%                 1/15/2003            100           104
Hertz Corp.                                                  6.00%                  2/1/2001         15,000        14,933
International Business Machines Corp.                       6.375%                 6/15/2000            500           505
International Business Machines Corp.                        6.45%                  8/1/2007          1,000         1,030
International Business Machines Corp.                        6.50%                 1/15/2028            650           651
International Business Machines Corp.                       7.125%                 12/1/2096         11,325        12,220
International Paper Co.                                     7.875%                  8/1/2006          2,265         2,491
HNG Internorth                                              9.625%                 3/15/2006          4,680         5,579
Kroger Co.                                                  6.375%                  3/1/2008          6,725         6,721
Kroger Co.                                                   7.65%                 4/15/2007          7,550         8,206
Kroger Co.                                                   8.15%                 7/15/2006          2,700         3,005
Lockheed Martin Corp.                                        6.85%                 5/15/2001          8,500         8,638
Lockheed Martin Corp.                                        7.65%                  5/1/2016          5,000         5,519
May Department Stores Co.                                    9.75%                 2/15/2021          1,680         2,200
May Department Stores Co.                                   9.875%                 12/1/2002          1,775         2,029
McDonald's Corp.                                             6.75%                 2/15/2003            945           955
Mobil Corp.                                                 7.625%                 2/23/2033            920           974
News America Holdings Inc.                                   8.00%                10/17/2016          9,250        10,254
News America Holdings Inc.                                   8.50%                 2/15/2005          1,600         1,772
Norfolk Southern Corp.                                      6.875%                  5/1/2001         23,475        23,974
Norfolk Southern Corp.                                       7.70%                 5/15/2017          3,450         3,887
Norfolk Southern Corp.                                       7.80%                 5/15/2027          4,375         5,022
Norfolk Southern Corp.                                       7.90%                 5/15/2097          1,750         2,071
Northrop Grumman Corp.                                       7.00%                  3/1/2006         15,700        16,269
Occidental Petroleum Corp.                                   8.50%                 11/9/2001 MTN     14,750        15,789
Occidental Petroleum Corp.                                   8.50%                 9/15/2004          2,500         2,568
Occidental Petroleum Corp.                                   9.25%                  8/1/2019          1,750         2,247
Occidental Petroleum Corp.                                 10.125%                11/15/2001          7,000         7,834
J.C. Penney & Co., Inc.                                     6.125%                11/15/2003          2,000         1,991
J.C. Penney & Co., Inc.                                     6.875%                 6/15/1999          3,000         3,022
J.C. Penney & Co., Inc.                                     7.125%                11/15/2023          1,855         1,945
J.C. Penney & Co., Inc.                                      9.05%                  3/1/2001            625           667
PepsiCo, Inc.                                                6.25%                  9/1/1999            650           654

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                 COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                     6.00%                 7/15/2001       $    110     $     109
Philip Morris Cos., Inc.                                     7.00%                 7/15/2005          7,150         7,325
Philip Morris Cos., Inc.                                     7.20%                  2/1/2007          1,450         1,507
Philip Morris Cos., Inc.                                     8.25%                10/15/2003          1,900         2,049
Phillips Petroleum Co.                                       8.49%                  1/1/2023          2,100         2,258
Phillips Petroleum Co.                                       9.00%                  6/1/2001          3,900         4,212
Praxair, Inc.                                                6.70%                 4/15/2001         12,225        12,412
Praxair, Inc.                                                6.75%                  3/1/2003          1,000         1,022
Praxair, Inc.                                                6.90%                 11/1/2006         10,750        11,104
Quaker State Corp.                                          6.625%                10/15/2005          3,275         3,316
Rockwell International Corp.                                8.875%                 9/15/1999            110           114
Rohm & Haas Co.                                              9.80%                 4/15/2020 (1)      4,450         5,798
Safeway Inc.                                                 6.85%                 9/15/2004         19,300        19,888
Sears, Roebuck & Co.                                         6.25%                 1/15/2004          1,200         1,204
Sears, Roebuck & Co.                                         6.50%                 6/15/2000         18,185        18,358
Sears, Roebuck & Co.                                        9.375%                 11/1/2011          1,845         2,305
Sears, Roebuck & Co. Acceptance Corp.                       6.125%                 1/15/2006          4,500         4,463
TCI Communications, Inc.                                    6.375%                  5/1/2003         36,325        36,687
TCI Communications, Inc.                                     8.65%                 9/15/2004          5,000         5,604
Tele-Communications, Inc.                                    7.25%                  8/1/2005          3,575         3,754
Tele-Communications, Inc.                                   7.875%                  8/1/2013          6,250         6,984
Tele-Communications, Inc.                                   9.875%                 6/15/2022            500           689
Tenneco, Inc.                                                8.20%                11/15/1999         12,500        12,820
Tenneco, Inc.                                              10.075%                  2/1/2001          5,150         5,602
Texaco Capital Corp.                                         7.50%                  3/1/2043            850           923
Texaco Capital Corp.                                         8.25%                 10/1/2006          1,000         1,138
Texaco Capital Corp.                                        8.875%                  9/1/2021            705           909
Texaco Capital Corp.                                         9.00%                12/15/1999            300           313
Texas Instruments Inc.                                      6.125%                  2/1/2006          6,300         6,301
Time Warner Inc.                                             7.57%                  2/1/2024          1,500         1,623
Tosco Corp.                                                  7.00%                 7/15/2000         16,000        16,262
Tosco Corp.                                                  7.80%                  1/1/2027          1,650         1,820
Union Carbide Corp.                                          6.75%                  4/1/2003          3,500         3,560
Union Carbide Corp.                                          7.75%                 10/1/2096          4,350         4,766
Union Carbide Corp.                                         7.875%                  4/1/2023          4,755         5,239
Union Oil of California                                      7.20%                 5/15/2005          5,000         5,210
Union Oil of California                                     9.125%                 2/15/2006          2,935         3,414
Union Pacific Corp.                                          7.00%                 6/15/2000          5,000         5,083
Union Pacific Corp.                                          7.00%                  2/1/2016          1,450         1,476
Union Pacific Corp.                                         8.625%                 5/15/2022          2,865         3,168
United Technologies Corp.                                   8.875%                11/15/2019          4,000         5,098
Whirlpool Corp.                                              9.00%                  3/1/2003          2,250         2,492
Whirlpool Corp.                                              9.10%                  2/1/2008            940         1,114
                                                                                                              -----------
                                                                                                                  683,002
                                                                                                              -----------
UTILITIES (3.5%)
AT&T Corp.                                                  7.125%                 1/15/2002          1,100         1,145
AT&T Corp.                                                   8.35%                 1/15/2025          2,350         2,609
Alabama Power Co.                                            6.00%                  3/1/2000          1,950         1,955
Arizona Public Service Co.                                   7.25%                  8/1/2023          2,150         2,180
Baltimore Gas & Electric Co.                                8.375%                 8/15/2001          5,570         5,932
Bell Atlantic Corp.                                          7.00%                 6/15/2013          4,000         4,173
Bellsouth Capital Funding                                    6.04%                11/15/2026          1,350         1,391
Carolina Power & Light Co.                                  6.875%                 8/15/2023          2,550         2,536
Carolina Power & Light Co.                                   8.20%                  7/1/2022            110           118
Cincinnati Gas & Electric Co.                                6.45%                 2/15/2004          1,000         1,015
Coastal Corp.                                                7.42%                 2/15/2037          1,800         1,873
Coastal Corp.                                                7.75%                10/15/2035          6,600         7,288
Coastal Corp.                                               8.125%                 9/15/2002          2,300         2,468
Coastal Corp.                                               9.625%                 5/15/2012          4,700         5,957
Consolidated Edison Co. of New York, Inc.                   6.375%                  4/1/2003          5,000         5,071

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
                                                            COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.                   6.625%                  2/1/2002       $  1,000      $  1,018
Enron Corp.                                                 6.875%                10/15/2007          7,500         7,750
Enron Corp.                                                 7.125%                 5/15/2007          6,100         6,398
Enron Corp.                                                 7.625%                 9/10/2004          2,000         2,139
Enron Corp.                                                  9.65%                 5/15/2001          4,150         4,535
GTE Corp.                                                    7.83%                  5/1/2023          4,000         4,254
GTE Corp.                                                    9.10%                  6/1/2003            225           252
GTE Florida, Inc.                                            6.31%                12/15/2002          5,000         5,054
GTE South Inc. Debentures                                   6.125%                 6/15/2007         11,000        10,890
Houston Lighting & Power Co.                                 8.75%                  3/1/2022          1,050         1,165
Illinois Bell Telephone Co.                                  8.50%                 4/22/2026          1,500         1,562
Illinois Power Co.                                           7.50%                 7/15/2025          4,200         4,283
MCI Communications Corp.                                     6.50%                 4/15/2010         11,175        11,199
MCI Communications Corp.                                     7.50%                 8/20/2004          4,050         4,305
MCI Communications Corp.                                     7.75%                 3/23/2025          4,650         4,798
Michigan Bell Telephone Co.                                 6.375%                  2/1/2005            155           155
Michigan Bell Telephone Co.                                  7.50%                 2/15/2023          1,610         1,735
National Rural Utility Co.                                   6.20%                  2/1/2008         18,000        17,970
National Rural Utility Co.                                   6.75%                  9/1/2001          4,350         4,450
New England Telephone & Telegraph Co.                       6.875%                 10/1/2023            890           901
New England Telephone & Telegraph Cp.                       7.875%                11/15/2029          6,150         7,292
New England Telephone & Telegraph Co.                       8.625%                  8/1/2001          2,500         2,693
New England Telephone & Telegraph Co.                        9.00%                  8/1/2031          3,750         4,122
New Jersey Bell Telephone Co.                               6.625%                  4/1/2008            190           189
New York Telephone Co.                                      6.125%                 1/15/2010          1,250         1,233
New York Telephone Co.                                       7.00%                 8/15/2025          1,925         1,920
New York Telephone Co.                                       7.25%                 2/15/2024          5,000         5,165
Northern States Power Co.                                   7.125%                  7/1/2025          5,000         5,414
Northern Telecom Ltd.                                       6.875%                  9/1/2023          4,565         4,699
Pacific Bell Telephone Co.                                   7.25%                  7/1/2002            250           262
Pacific Gas & Electric Co.                                   6.25%                  8/1/2003          5,000         5,071
Pacific Gas & Electric Co.                                   6.75%                 10/1/2023            150           148
Pacific Gas & Electric Co.                                   8.25%                 11/1/2022          4,000         4,389
Pacific Gas & Electric Co.                                  8.375%                  5/1/2025          5,000         5,446
Pacific Gas & Electric Co.                                   8.75%                  1/1/2001          2,000         2,128
Pennsylvania Power & Light Co.                               6.50%                  4/1/2005            135           138
Public Service Electric & Gas Co.                            6.50%                  5/1/2004            170           173
South Carolina Electric & Gas                                9.00%                 7/15/2006            145           170
Southern California Edison Co.                              5.625%                 10/1/2002          4,000         3,947
Southern California Edison Co.                              6.375%                 1/15/2006          2,350         2,378
Southern California Edison Co.                               6.75%                 1/15/2000            600           608
Southern California Gas                                     7.375%                  3/1/2023            120           124
Southwestern Bell Telephone Co.                             6.625%                 7/15/2007         12,000        12,380
Southwestern Bell Telephone Co.                              7.25%                 7/15/2025         10,650        10,942
Southwestern Bell Telephone Co.                             7.625%                  3/1/2023          8,355         8,890
Texas Utilities Co.                                         7.375%                  8/1/2001          2,800         2,895
Texas Utilities Co.                                         7.875%                  3/1/2023          2,075         2,217
Texas Utilities Co.                                          8.75%                 11/1/2023            180           197
Union Electric Power Co.                                     6.75%                  5/1/2008             40            42
U S WEST Capital Funding, Inc.                              6.125%                 7/15/2002          3,000         3,009
U S WEST Communications Group                               6.875%                 9/15/2033            165           161
U S WEST Communications Group                                7.25%                 9/15/2025         18,000        19,415
Virginia Electric & Power Co.                               6.625%                  4/1/2003          2,300         2,351
Virginia Electric & Power Co.                                6.75%                 10/1/2023         17,000        16,751
Wisconsin Electric Power Co.                                 7.70%                12/15/2027             65            69
                                                                                                              -----------
                                                                                                                  277,552
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $2,566,096)                                                                                            2,618,662
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
TOTAL BOND MARKET PORTFOLIO                                 COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
FOREIGN AND INTERNATIONAL AGENCY BONDS (U.S. DOLLAR-DENOMINATED)(3.7%)
-------------------------------------------------------------------------------------------------------------------------
Province of Alberta                                          9.25%                  4/1/2000       $  5,075      $  5,361
Asian Development Bank                                      9.125%                  6/1/2000            740           783
Bayerische Landesbank                                       5.875%                  4/7/2000         21,500        21,534
Bayerische Landesbank                                       7.375%                12/14/2002            145           153
British Aerospace                                            8.50%                 6/10/2002          3,000         3,226
British Columbia Hydro                                      12.50%                  9/1/2013            400           420
Province of British Columbia                                 7.00%                 1/15/2003          2,550         2,657
Canadian Imperial Bank of Commerce (NY Branch)               6.20%                  8/1/2000         55,200        55,568
European Investment Bank                                   10.125%                 10/1/2000            125           137
Falconbridge Ltd.                                            7.35%                 11/1/2006          1,000         1,049
Finland Global Bond                                         7.875%                 7/28/2004         10,300        11,372
Grand Metropolitan Investment Corp.                         8.625%                 8/15/2001          2,600         2,792
Grand Metropolitan Investment Corp.                          9.00%                 8/15/2011          2,225         2,769
Hanson Overseas                                             7.375%                 1/15/2003          7,100         7,452
Inter-American Development Bank                             7.125%                 3/15/2023            975         1,043
Inter-American Development Bank                              8.50%                 3/15/2011          2,705         3,315
International Bank for Reconstruction & Development          9.25%                 7/15/2017          1,615         2,203
KFW International Finance, Inc.                              7.20%                 3/15/2014          3,550         3,951
KFW International Finance, Inc.                             7.625%                 2/15/2004          7,025         7,602
KFW International Finance, Inc.                              8.85%                 6/15/1999          1,025         1,054
KFW International Finance, Inc.                             9.125%                 5/15/2001          2,400         2,601
Province of Manitoba                                         7.75%                  2/1/2002          6,975         7,375
Province of Manitoba                                         8.75%                 5/15/2001          6,200         6,652
Province of Manitoba                                        9.125%                 1/15/2018          4,850         6,442
Province of Manitoba                                         9.25%                  4/1/2020          2,645         3,604
Province of Manitoba                                         9.50%                 10/1/2000          1,560         1,676
Province of Manitoba                                        9.625%                 3/15/1999          2,500         2,563
Province of Manitoba                                        9.625%                 12/1/2018          3,500         4,876
National Westminster Bancorp Inc.                           9.375%                11/15/2003          2,800         3,207
Province of New Brunswick                                    6.75%                 8/15/2013            210           222
Province of New Brunswick                                    8.75%                  5/1/2022          1,850         2,427
Province of New Brunswick                                    9.75%                 5/15/2020          8,500        12,057
New Zealand Government                                       8.75%                12/15/2006          1,175         1,393
New Zealand Government                                     10.625%                11/15/2005            400           511
Province of Newfoundland                                     7.32%                10/13/2023          8,050         8,969
Noranda Inc.                                                 7.00%                 7/15/2005          1,045         1,056
Noranda Forest                                               7.50%                 7/15/2003          6,825         7,087
Province of Ontario                                         7.375%                 1/27/2003            915           966
Province of Ontario                                          7.75%                  6/4/2002          1,175         1,250
Petro-Canada                                                7.875%                 6/15/2026         10,000        11,529
Petro-Canada                                                 9.25%                10/15/2021            700           913
Petro Geo-Services                                          6.625%                 3/30/2008          7,675         7,776
Petro Geo-Services                                          7.125%                 3/30/2028          9,370         9,730
Republic of Portugal                                         5.75%                 10/8/2003         14,650        14,645
Province of Saskatchewan                                    6.625%                 7/15/2003         19,750        20,348
Province of Saskatchewan                                    7.125%                 3/15/2008          1,200         1,294
Province of Saskatchewan                                    7.375%                 7/15/2013          1,800         1,997
Province of Saskatchewan                                     8.00%                 7/15/2004         15,950        17,576
Sweden Global Bond                                           6.50%                  3/4/2003            145           150
-------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL AGENCY BONDS
   (COST $284,813)                                                                                                295,333
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
                                                            COUPON                      DATE           (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.2%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account                                       5.67%                  7/1/1998       $ 88,432    $   88,432
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account--Note F                         5.76%-5.78%                  7/1/1998          5,205         5,205
--------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $93,637)                                                                                                  93,637
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.7%)
   (COST $7,759,990)                                                                                            8,013,223
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                              263,992
Liabilities--Note F                                                                                              (241,401)
                                                                                                               -----------
                                                                                                                   22,591
--------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (100%)                                                                                             $8,035,814
==========================================================================================================================

*   See Note A in Notes to Financial Statements.

(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

MTN--Medium-Term Note.

-------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT
                                                                                                                    (000)
-------------------------------------------------------------------------------------------------------------------------
 Paid in Capital--Note D                                                                                      $7,785,980
 Undistributed Net Investment Income                                                                                  --
 Accumulated Net Realized Losses--Note D                                                                          (3,399)
 Unrealized Appreciation--Note E                                                                                 253,233
-------------------------------------------------------------------------------------------------------------------------

 NET ASSETS                                                                                                   $8,035,814
=========================================================================================================================
 Investor Shares--Net Assets applicable to 612,792,935 outstanding
   $.001 par value shares (unlimited authorization)                                                           $6,232,590
-------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE--INVESTOR SHARES                                                                       $10.17
=========================================================================================================================

 Institutional Shares--Net Assets applicable to 177,298,244 outstanding
   $.001 par value shares (unlimited authorization)                                                           $1,803,224
-------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                                                                  $10.17
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                 MATURITY             AMOUNT       VALUE*
SHORT-TERM BOND PORTFOLIO                                   COUPON                   DATE              (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (63.0%)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES (62.8%)
U.S. Treasury Bond                                         10.375%             11/15/2009           $21,175     $  26,476
U.S. Treasury Bond                                         11.875%             11/15/2003            11,000        14,179
U.S. Treasury Note                                          5.375%              1/31/2000             1,000           998
U.S. Treasury Note                                           5.50%              2/29/2000               400           400
U.S. Treasury Note                                          5.625%             11/30/2000            18,875        18,916
U.S. Treasury Note                                           6.25%    8/31/2000-2/28/2002            37,545        38,354
U.S. Treasury Note                                          6.375%    1/15/2000-3/31/2001             5,250         5,349
U.S. Treasury Note                                          6.625%    6/30/2001-4/30/2002            48,985        50,741
U.S. Treasury Note                                          7.125%              9/30/1999             1,600         1,630
U.S. Treasury Note                                           7.50%   10/31/1999-5/15/2002            22,320        23,661
U.S. Treasury Note                                           7.75%   11/30/1999-1/31/2000            52,110        53,737
U.S. Treasury Note                                          7.875%   11/15/1999-8/15/2001            28,625        29,823
U.S. Treasury Note                                           8.00%              8/15/1999            41,850        42,965
U.S. Treasury Note                                           8.50%             11/15/2000             7,900         8,416
U.S. Treasury Note                                           8.75%              8/15/2000            35,600        37,882
                                                                                                              -----------
                                                                                                                  353,527
                                                                                                              -----------
AGENCY BONDS & NOTES (0.2%)
Federal National Mortgage Assn.                              4.95%              9/30/1998               700           699
Federal National Mortgage Assn.                              5.35%              8/12/1998               700           700
                                                                                                                    1,399
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (COST $351,645)                                                                                                354,926
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (32.8%)
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.5%)
AT&T Universal Card Master Trust                             5.95%             10/17/2002 (1)         2,250         2,251
Advanta Credit Card Master Trust                             6.05%               8/1/2003 (1)         2,500         2,508
American Express Credit Account Master Trust                 6.80%             12/15/2003 (1)         4,000         4,094
California Infrastructure & Econ. Dev. Bank SP Trust PG&E    6.16%             12/14/2000 (1)         1,250         1,257
Discover Card Master Trust                                   5.40%             11/16/2001 (1)         2,888         2,884
First Bank Corp. Card Master Trust                           6.40%              2/15/2003 (1)         1,000         1,013
Ford Credit Auto Loan Master Trust                           6.50%              8/15/2002 (1)         2,250         2,280
Sears Credit Card Master Trust                               5.80%              8/15/2005 (1)         3,000         2,990
Sears Credit Card Master Trust                               8.10%              6/15/2004 (1)         2,500         2,581
Standard Credit Card Master Trust                            6.80%               4/7/1999 (1)           650           654
Standard Credit Card Master Trust                           7.875%               1/7/2000 (1)         2,500         2,516
                                                                                                              -----------
                                                                                                                   25,028
                                                                                                              -----------
FINANCE (17.2%)
American General Finance Corp.                              5.875%               7/1/2000               450           449
American General Finance Corp.                               7.45%               7/1/2002               425           446
American General Finance Corp.                               8.00%              2/15/2000             1,000         1,032
American General Finance Corp.                               8.50%              8/15/1998               300           301
Associates Corp.                                             6.25%              3/15/1999               500           502
Associates Corp.                                             6.50%             10/15/2002             1,250         1,269
Associates Corp.                                             6.68%              9/17/1999             2,200         2,219
Associates Corp.                                             7.50%              4/15/2002             1,400         1,462
Associates Corp.                                            9.125%               4/1/2000             1,000         1,052
Banc One Corp.                                               6.25%              10/1/2001 MTN         2,000         2,020
BankAmerica Corp.                                            7.75%              7/15/2002               250           264
BankAmerica Corp.                                           7.875%              12/1/2002             1,500         1,601
BankAmerica Corp.                                           9.625%              2/13/2001               400           435
Bear, Stearns & Co., Inc.                                   7.625%              4/15/2000               750           770
The Chase Manhattan Corp.                                    7.75%              11/1/1999               135           138
The Chase Manhattan Corp.                                   8.625%               5/1/2002             1,000         1,083
The Chase Manhattan Corp.                                   10.00%              6/15/1999             2,400         2,490
Chemical Banking Corp.                                       7.25%              9/15/2002             1,500         1,564
Chrysler Finance Corp.                                      5.375%             10/15/1998               400           400
Chrysler Finance Corp.                                      5.625%              1/15/1999               350           350

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                 MATURITY             AMOUNT       VALUE*
                                                            COUPON                   DATE              (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Chrysler Finance Corp.                                       6.28%              6/21/1999          $  2,400      $  2,414
Chrysler Finance Corp.                                      6.375%              1/28/2000             1,000         1,007
Chrysler Finance Corp.                                      6.625%              8/15/2000               450           456
Citicorp                                                     9.75%               8/1/1999             1,000         1,041
Countrywide Funding                                          8.25%              7/15/2002               250           268
Dean Witter Discover & Co.                                   6.25%              3/15/2000               210           211
Equity Residential Properties                                6.55%             11/15/2001             1,350         1,358
First Chicago Corp.                                          8.25%              6/15/2002             1,345         1,446
First Chicago Corp.                                         9.875%              8/15/2000               150           162
First Chicago Corp.                                         10.25%               5/1/2001               250           277
First Fidelity Bancorp                                      9.625%              8/15/1999               800           831
First Interstate Bancorp                                    8.625%               4/1/1999               900           919
First Interstate Bancorp                                   10.875%              4/15/2001               250           281
First Union Corp.                                           8.125%              6/24/2002             1,600         1,714
Fleet Credit Card                                            6.82%               4/9/2001             2,700         2,759
Ford Motor Credit Corp.                                      8.20%              2/15/2002               900           958
General Electric Capital                                     5.59%              4/10/2000             1,500         1,496
General Electric Capital                                     5.89%              5/15/2000             2,500         2,506
General Motors Acceptance Corp.                              5.50%             12/15/2001               750           735
General Motors Acceptance Corp.                              5.85%               4/6/2000             2,300         2,300
General Motors Acceptance Corp.                             7.125%               6/1/1999               500           506
General Motors Acceptance Corp.                             7.125%               5/1/2001             2,400         2,468
General Motors Acceptance Corp.                             8.625%              6/15/1999               750           769
Great Western Finance                                       6.375%               7/1/2000             2,000         2,016
Health & Retirement Properties Trust                         6.75%             12/18/2002             1,250         1,257
International Lease Finance Corp.                            6.20%               5/1/2000             3,000         3,015
International Lease Finance Corp.                            6.30%              11/1/1999             2,000         2,012
International Lease Finance Corp.                            6.31%               9/1/2000             1,020         1,028
Lehman Brothers Holdings Inc.                                6.15%              3/15/2000 MTN         4,250         4,257
Lehman Brothers Holdings Inc.                                6.90%              1/29/2001             2,000         2,037
Manufacturers Hanover Corp.                                  8.50%              2/15/1999               900           914
Mellon Financial Corp.                                       6.30%               6/1/2000             1,250         1,259
Mellon Financial Corp.                                      7.625%             11/15/1999               600           614
Merrill Lynch & Co., Inc.                                    6.07%             10/15/2001             2,300         2,309
Merrill Lynch & Co., Inc.                                    6.38%              7/18/2000             1,000         1,008
Merrill Lynch & Co., Inc.                                    6.50%               4/1/2001             1,500         1,519
Merrill Lynch & Co., Inc.                                    8.00%               2/1/2002               400           424
Morgan Stanley, Dean Witter, Discover & Co.                  5.89%              3/20/2000 MTN         3,000         2,999
NationsBank Corp.                                            7.00%              9/15/2001             1,500         1,542
NationsBank Corp.                                           8.125%              6/15/2002             1,000         1,069
Norwest Corp.                                                6.75%              5/12/2000             3,000         3,046
Norwest Financial, Inc.                                     7.875%              2/15/2002             2,000         2,115
Orion Capital Corp.                                         9.125%               9/1/2002             1,500         1,655
PaineWebber Group, Inc.                                      7.00%               3/1/2000             2,450         2,484
Republic New York Corp.                                      7.75%              5/15/2002               700           742
Salomon, Inc.                                                6.50%               3/1/2000             1,000         1,009
Salomon, Inc.                                                6.70%              12/1/1998             1,500         1,507
Salomon Smith Barney Holdings Inc.                           5.50%              1/15/1999               500           499
Salomon Smith Barney Holdings Inc.                          5.625%             11/15/1998               700           700
Salomon Smith Barney Holdings Inc.                          5.875%               2/1/2001               700           696
Salomon Smith Barney Holdings Inc.                           7.98%               3/1/2000             1,000         1,031
Summit Properties Inc.                                       6.80%              8/15/2002             1,500         1,514
Travelers/Aetna Property Casualty Corp.                      6.75%              4/15/2001             1,000         1,018
Wells Fargo & Co.                                           6.875%              5/10/2001             2,750         2,811
                                                                                                              -----------
                                                                                                                   96,835
                                                                                                              -----------
INDUSTRIAL (6.8%)
BP America, Inc.                                            9.375%              11/1/2000             1,004         1,080
Black & Decker Corp.                                         7.50%               4/1/2003             1,700         1,786
Continental Airlines (Equipment Trust Certificates)         6.331%              4/15/2003             1,700         1,700
Cyprus Minerals Co.                                        10.125%               4/1/2002             1,500         1,670
Federal Express Corp.                                       10.00%               9/1/1998               600           604

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE        MARKET
                                                                                 MATURITY            AMOUNT        VALUE*
SHORT-TERM BOND PORTFOLIO                                   COUPON                   DATE             (000)         (000)
-------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                            6.625%               4/1/2003          $  4,200     $   4,303
Ford Capital BV                                              9.00%              8/15/1998               535           537
Ford Capital BV                                              9.50%               7/1/2001               675           739
Ford Capital BV                                             9.875%              5/15/2002             1,520         1,716
Ford Holdings                                                9.25%               3/1/2000             1,000         1,052
General Motors Corp.                                        9.125%              7/15/2001             1,000         1,085
Johnson & Johnson                                           7.375%              6/29/2002               200           211
Kimberly-Clark                                              8.625%               5/1/2001               100           107
Mobil Corp.                                                 8.375%              2/12/2001             2,238         2,374
Norfolk Southern Corp.                                      6.875%               5/1/2001             3,150         3,217
Occidental Petroleum Corp.                                   8.50%              11/9/2001 MTN         1,500         1,606
J.C. Penney & Co., Inc.                                     6.875%              6/15/1999               750           755
J.C. Penney & Co., Inc.                                      9.05%               3/1/2001               375           400
Phillips Petroleum Co.                                       9.00%               6/1/2001             1,500         1,620
Praxair, Inc.                                                6.25%              6/30/2000             1,250         1,255
Praxair, Inc.                                                6.70%              4/15/2001             4,000         4,061
Sears, Roebuck & Co.                                         6.50%              6/15/2000             1,500         1,514
TCI Communications, Inc.                                    6.375%               5/1/2003             2,300         2,323
Tele-Communications, Inc.                                   7.375%              2/15/2000             1,365         1,394
Tenneco, Inc.                                                8.20%             11/15/1999               350           359
Texaco Capital Corp.                                         9.00%             12/15/1999               700           731
Xerox Corp.                                                 8.125%              4/15/2002               150           161
                                                                                                              -----------
                                                                                                                   38,360
                                                                                                              -----------
UTILITIES (4.3%)
Alabama Power Co.                                            6.00%               3/1/2000             1,050         1,052
Baltimore Gas & Electric Co.                                 7.25%               7/1/2002               200           209
Coastal Corp.                                               8.125%              9/15/2002             1,700         1,824
Commonwealth Edison                                         7.375%              9/15/2002             1,450         1,508
Consolidated Edison Co. of New York, Inc.                   6.625%               2/1/2002               500           509
National Rural Utilities                                     6.75%               9/1/2001             2,500         2,557
New England Telephone & Telegraph Co.                       8.625%               8/1/2001             3,000         3,232
Pacific Bell Telephone Co.                                   7.25%               7/1/2002               450           472
Pacific Gas & Electric                                      7.875%               3/1/2002             3,000         3,184
Penn Power & Light                                           7.75%               5/1/2002             1,000         1,060
Public Service of Colorado                                   6.00%               1/1/2001             1,000         1,000
Southern California Edison Co.                               6.75%              1/15/2000             2,600         2,635
Texas Utilities Co.                                         7.375%               8/1/2001               450           465
Texas Utilities Co.                                         8.125%               2/1/2002               600           637
U S WEST Capital Funding, Inc.                              6.125%              7/15/2002             4,000         4,012
                                                                                                              -----------
                                                                                                                   24,356
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $183,459)                                                                                                184,579
-------------------------------------------------------------------------------------------------------------------------
FOREIGN AND INTERNATIONAL AGENCY BONDS (U.S. DOLLAR-DENOMINATED)(2.7%)
-------------------------------------------------------------------------------------------------------------------------
Asian Development Bank                                      9.125%               6/1/2000               700           741
Bayerische Landesbank                                       5.875%               4/7/2000             1,600         1,602
Canadian Imperial Bank of Commerce (NY Branch)               6.20%               8/1/2000             3,600         3,624
Grand Metropolitan Investment Corp.                         8.625%              8/15/2001             1,000         1,074
KFW International Finance, Inc.                             9.125%              5/15/2001               400           433
Province of Manitoba                                         7.75%               2/1/2002             1,500         1,586
Province of Manitoba                                         8.75%              5/15/2001             1,000         1,073
Province of Manitoba                                         9.50%              10/1/2000               450           483
Province of Manitoba                                        9.625%              3/15/1999               500           513
National Westminster Bancorp Inc.                            9.45%               5/1/2001               250           272
Noranda Inc.                                                8.625%              7/15/2002               500           535
Province of Ontario                                          7.75%               6/4/2002               550           585
Province of Ontario                                          8.00%             10/17/2001             2,460         2,608
-------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL AGENCY BONDS
   (COST $15,006)                                                                                                  15,129
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                 MATURITY             AMOUNT       VALUE*
                                                            COUPON                   DATE              (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.3%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account                                       5.67%               7/1/1998          $  4,156      $  4,156
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account--Note F                               5.78%               7/1/1998             3,083         3,083
--------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $7,239)                                                                                                    7,239
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
   (COST $557,349)                                                                                                561,873
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
Other Assets--Note B                                                                                               18,040
Liabilities--Note F                                                                                               (16,997)
                                                                                                              ------------
                                                                                                                    1,043
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 56,231,359 outstanding $.001 par value shares of beneficial interest
   (unlimited authorization)                                                                                     $562,916
=========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $10.01
=========================================================================================================================

*   See Note A in Notes to Financial Statements.

(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

MTN--Medium-Term Note.

-------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                   $557,757         $9.92
 Undistributed Net Investment Income                                                                     --            --
 Accumulated Net Realized Gains                                                                         635           .01
 Unrealized Appreciation--Note E                                                                      4,524           .08
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                        $562,916        $10.01
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                 MATURITY             AMOUNT       VALUE*
INTERMEDIATE-TERM BOND PORTFOLIO                            COUPON                   DATE              (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS (54.4%)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (52.5%)
U.S. Treasury Bond                                          10.00%              5/15/2010         $  10,990     $  13,689
U.S. Treasury Bond                                         10.375%  11/15/2009-11/15/2012           157,440       202,045
U.S. Treasury Bond                                          10.75%              8/15/2005            21,890        28,488
U.S. Treasury Note                                           5.75%   10/31/2000-8/15/2003            17,270        17,442
U.S. Treasury Note                                           6.00%              8/15/1999             5,000         5,025
U.S. Treasury Note                                           6.25%    1/31/2002-2/15/2003             6,324         6,505
U.S. Treasury Note                                          6.375%              5/15/1999             2,900         2,921
U.S. Treasury Note                                           6.50%              8/15/2005             1,900         2,005
U.S. Treasury Note                                          6.625%              4/30/2002               285           295
U.S. Treasury Note                                          6.875%              5/15/2006            67,825        73,458
U.S. Treasury Note                                           7.00%              7/15/2006            75,300        82,243
U.S. Treasury Note                                          7.125%              2/29/2000               100           103
U.S. Treasury Note                                           7.25%    5/15/2004-8/15/2004            11,958        12,981
U.S. Treasury Note                                           7.50%   11/15/2001-2/15/2005            14,405        15,907
U.S. Treasury Note                                          7.875%             11/15/2004               150           168
                                                                                                              -----------
                                                                                                                  463,275
                                                                                                              -----------
AGENCY NOTES (1.9%)
Federal Home Loan Mortgage Corp.                            6.785%               3/1/2006             4,500         4,514
Federal Home Loan Mortgage Corp.                             7.09%               6/1/2005             3,000         3,054
Federal National Mortgage Assn.                              5.80%             12/10/2003               900           902
Federal National Mortgage Assn.                              6.25%              8/12/2003             5,600         5,604
Federal National Mortgage Assn.                              7.55%              6/10/2004             2,900         2,944
                                                                                                              -----------
                                                                                                                   17,018
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (COST $464,016)                                                                                                480,293
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (37.0%)
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.4%)
California Infrastructure & Econ Dev Bank SP Trust PG&E      6.38%              9/25/2020 (1)         5,500         5,584
California Infrastructure & Econ Dev Bank SP Trust PG&E      6.42%              3/25/2005 (1)         2,400         2,442
Sears Credit Card Master Trust                               5.80%              8/15/2005 (1)         4,000         3,987
                                                                                                              -----------
                                                                                                                   12,013
                                                                                                              -----------
FINANCE (15.5%)
Ameritech Capital Funding                                    6.15%              1/15/2008             6,000         5,986
Avalon Properties Inc.                                      6.875%             12/15/2007             3,700         3,760
BankAmerica Corp.                                           7.125%               5/1/2006             3,250         3,429
BankAmerica Corp.                                            7.50%             10/15/2002               400           421
BankAmerica Corp.                                           7.625%              6/15/2004               450           483
BankAmerica Corp.                                           10.00%               2/1/2003               700           807
Bank One (Texas)                                            5.875%               8/2/1999             1,500         1,503
Bear, Stearns & Co., Inc.                                   6.625%              1/15/2004               350           356
Bradley Operating LP                                         7.00%             11/15/2004             2,000         2,015
CIT Group Holdings                                          6.625%              6/15/2005               350           357
CNA Financial Corp.                                          6.45%              1/15/2008             3,000         2,981
CNA Financial Corp                                           6.50%              4/15/2005             2,000         2,006
Camden Property Trust                                        7.00%             11/15/2006             2,000         2,039
Citicorp                                                    7.125%               6/1/2003               135           141
Citicorp                                                    8.625%              12/1/2002             1,500         1,649
Commercial Credit Corp.                                      5.90%               9/1/2003               450           446
Commercial Credit Corp.                                     7.875%              7/15/2004             2,000         2,172
CoreStates Capital Corp.                                    6.625%              3/15/2005             2,400         2,447
CoreStates Capital Corp.                                    9.375%              4/15/2003               500           566
Dean Witter Discover & Co.                                  6.875%               3/1/2003               400           411
Equitable Companies Inc.                                     6.50%               4/1/2008             2,000         2,015
First Chicago Corp.                                         7.625%              1/15/2003               600           635
First Chicago Corp.                                         9.875%               7/1/1999             2,200         2,284
First Union Corp.                                            8.00%             11/15/2002             2,000         2,145
Fleet/Norstar Group                                         8.125%               7/1/2004               900           985

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                 MATURITY             AMOUNT       VALUE*
                                                            COUPON                   DATE              (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Fleet Financial Group, Inc.                                 6.875%               3/1/2003           $   600       $   618
Fleet Financial Group, Inc.                                 7.125%              4/15/2006             1,300         1,363
Ford Motor Credit Corp.                                     6.625%              6/30/2003             3,000         3,064
Ford Motor Credit Corp.                                      6.75%              5/15/2005               115           118
General Electric Capital                                     5.89%              5/15/2000             2,500         2,506
General Motors Acceptance Corp.                             6.125%              1/22/2008             5,000         4,933
General Motors Acceptance Corp.                              6.60%              1/17/2001               100           102
General Motors Acceptance Corp.                             6.625%              10/1/2002             3,200         3,265
Household Finance Corp.                                     7.625%              1/15/2003             3,500         3,698
Household Finance Corp.                                      7.65%              5/15/2007             1,000         1,083
International Lease Finance Corp.                            6.30%              11/1/1999             5,000         5,031
JDN Realty Corp.                                             6.80%               8/1/2004             2,310         2,316
Lehman Brothers Holdings Inc.                                7.20%              8/15/2009             8,000         8,417
Mellon Bank NA                                               6.50%               8/1/2005             3,000         3,034
Mellon Bank NA                                               6.75%               6/1/2003               225           230
Merrill Lynch & Co., Inc.                                    6.55%               8/1/2004               100           102
Merrill Lynch & Co., Inc.                                    8.30%              11/1/2002               250           271
Morgan Stanley, Dean Witter Discover & Co.                  6.875%               3/1/2007             3,000         3,113
NCNB Corp.                                                   9.50%               6/1/2004             2,000         2,333
NAC Re Corp.                                                 7.15%             11/15/2005             2,500         2,579
NationsBank Corp.                                            6.50%              3/15/2006             5,900         6,002
NationsBank Corp.                                           6.875%              2/15/2005               420           436
NationsBank Corp.                                            6.95%              3/20/2006             3,000         3,116
NationsBank Corp.                                            7.75%              8/15/2004               500           540
Norwest Financial, Inc.                                      7.00%              1/15/2003               110           114
Orion Capital Corp.                                          7.25%              7/15/2005               800           829
PaineWebber Group, Inc.                                     7.875%              2/15/2003               250           265
Realty Income Corp.                                          7.75%               5/6/2007             2,000         2,094
Republic New York Corp.                                      7.75%              5/15/2009             2,400         2,666
Salomon Smith Barney Holdings Inc.                          6.875%              6/15/2005             3,300         3,394
Sears, Roebuck & Co. Acceptance Corp.                        6.75%              9/15/2005             3,000         3,085
Shurgard Storage Centers, Inc.                               7.50%              4/25/2004             3,000         3,130
Simon DeBartolo Group, Inc.                                  6.75%              7/15/2004             4,000         4,021
Summit Properties Inc.                                       7.20%              8/15/2007             3,450         3,532
SunTrust Banks, Inc.                                        7.375%               7/1/2006             2,400         2,572
SUSA Partnership, LP                                         7.00%              12/1/2007             3,000         3,032
USF&G Corp.                                                 7.125%               6/1/2005             2,400         2,501
United Dominion Realty Trust, Inc.                           7.25%              1/15/2007             2,500         2,581
Wells Fargo & Co.                                           6.875%               4/1/2006             3,000         3,120
                                                                                                              -----------
                                                                                                                  137,245
                                                                                                              -----------
INDUSTRIAL (14.1%)
Air Products & Chemicals, Inc.                               6.25%              6/15/2003               125           126
Allied Signal Inc.                                           6.20%               2/1/2008             2,500         2,505
Anheuser-Busch Cos., Inc.                                    7.10%              6/15/2007             3,400         3,574
Applied Materials, Inc.                                      8.00%               9/1/2004               150           161
Archer-Daniels-Midland Co.                                   6.25%              5/15/2003               250           253
C.R. Bard, Inc.                                              6.70%              12/1/2026             2,300         2,360
Black & Decker Corp.                                         7.50%               4/1/2003             6,500         6,830
Burlington Northern Santa Fe Corp.                          6.375%             12/15/2005             3,000         3,013
Burlington Northern Santa Fe Corp.                           9.25%              10/1/2006             1,000         1,185
CSX Corp.                                                    9.00%              8/15/2006               300           347
Caterpillar, Inc.                                            9.00%              4/15/2006               600           705
Caterpillar, Inc.                                           9.375%              8/15/2011             1,550         1,972
Comcast Cablevision                                         8.125%               5/1/2004             3,500         3,799
Continental Airlines (Equipment Trust Certificates)          6.41%             10/15/2008 (1)         1,750         1,752
Continental Airlines (Equipment Trust Certificates)         6.648%              3/15/2019             2,400         2,451
Delta Airlines, Inc.                                         8.54%               1/2/2007 (1)           474           522
Eastman Chemical Co.                                        6.375%              1/15/2004             5,075         5,073
Federated Department Stores, Inc.                            8.50%              6/15/2003             4,000         4,382
First Data Corp.                                            6.375%             12/15/2007 MTN         3,500         3,558
First Data Corp.                                            6.625%               4/1/2003             2,600         2,664

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                 MATURITY             AMOUNT       VALUE*
INTERMEDIATE-TERM BOND PORTFOLIO                            COUPON                   DATE              (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                         7.00%              6/15/2003           $   500     $     521
International Business Machines Corp.                        6.45%               8/1/2007             4,000         4,118
International Paper Co.                                     7.875%               8/1/2006                35            39
HNG Internorth                                              9.625%              3/15/2006             2,000         2,384
Kroger Co.                                                  6.375%               3/1/2008               470           470
Kroger Co.                                                   7.65%              4/15/2007               530           576
Kroger Co.                                                   8.15%              7/15/2006             3,800         4,229
Lockheed Martin Corp.                                        6.50%              4/15/2003             2,000         2,022
Lockheed Martin Corp.                                        7.70%              6/15/2008             3,300         3,652
May Department Stores Co.                                   9.875%              12/1/2002               225           257
McDonald's Corp.                                             6.75%              2/15/2003               450           455
News America Holdings                                        8.50%              2/15/2005             2,400         2,658
Norfolk Southern Corp.                                       7.35%              5/15/2007             4,250         4,557
Northrop Grumman Corp.                                       7.00%               3/1/2006             3,500         3,627
Occidental Petroleum Corp.                                   8.50%              9/15/2004             3,000         3,082
J.C. Penney & Co., Inc.                                     6.125%             11/15/2003               130           129
Philip Morris Cos., Inc.                                     7.00%              7/15/2005             2,200         2,254
Philip Morris Cos., Inc.                                     8.25%             10/15/2003               250           270
Praxair, Inc.                                                6.75%               3/1/2003             2,500         2,555
Praxair, Inc.                                                6.90%              11/1/2006             3,900         4,028
Quaker State Corp.                                          6.625%             10/15/2005               950           962
Safeway Inc.                                                 6.85%              9/15/2004             3,500         3,607
Sears, Roebuck & Co.                                         6.25%              1/15/2004               650           652
Sears, Roebuck & Co. Acceptance Corp.                       6.125%              1/15/2006               150           149
TCI Communications, Inc.                                    6.375%               5/1/2003             7,150         7,221
TCI Communications, Inc.                                    6.875%              2/15/2006             1,250         1,292
Tele-Communications, Inc.                                    7.25%               8/1/2005             2,000         2,100
Texas Instruments Inc.                                      6.125%               2/1/2006             3,100         3,100
Time Warner Inc.                                             8.18%              8/15/2007             2,250         2,501
Tosco Corp.                                                  7.25%               1/1/2007             3,000         3,111
Union Carbide Corp.                                          6.75%               4/1/2003             3,050         3,102
Union Oil of California                                     6.375%               2/1/2004             2,000         1,999
Union Oil of California                                     9.125%              2/15/2006               915         1,064
Union Pacific Corp.                                         6.125%              1/15/2004             1,000           990
Union Pacific Corp.                                          7.60%               5/1/2005             3,200         3,398
Whirlpool Corp.                                              9.00%               3/1/2003               400           443
                                                                                                              -----------
                                                                                                                  124,806
                                                                                                              -----------
UTILITIES (6.0%)
Cincinnati Gas & Electric Co.                                6.45%              2/15/2004             1,000         1,015
Enron Corp.                                                 6.875%             10/15/2007             1,500         1,550
Enron Corp.                                                 7.125%              5/15/2007             2,546         2,671
Enron Corp.                                                 7.625%              9/10/2004             1,000         1,070
Enron Corp.                                                 9.125%               4/1/2003             2,000         2,235
Florida Power & Light Co.                                   6.625%               2/1/2003               210           212
GTE South Inc.                                              6.125%              6/15/2007             2,000         1,980
MCI Communications Corp.                                     6.50%              4/15/2010             2,150         2,155
MCI Communications Corp.                                     7.50%              8/20/2004             3,250         3,455
National Rural Utility Co.                                   6.20%               2/1/2008             4,000         3,993
New York Telephone Co.                                      6.125%              1/15/2010             5,500         5,425
Pacific Bell Telephone Co.                                   7.00%              7/15/2004             3,175         3,331
Southern California Edison Co.                              6.375%              1/15/2006             3,000         3,036
Southwestern Bell Telephone Co.                              5.75%               9/1/2004             2,000         1,965
SouthWestern Bell Telephone Co.                             6.625%              7/15/2007             6,000         6,190
Texas Utilities Co.                                          8.25%               4/1/2004             4,900         5,357
Union Electric Power Co.                                     7.65%              7/15/2003             3,000         3,218
Virginia Electric & Power Co.                               6.625%               4/1/2003             4,000         4,089
                                                                                                              -----------
                                                                                                                   52,947
                                                                                                              -----------
-------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $318,195)                                                                                                327,011
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                 MATURITY             AMOUNT       VALUE*
                                                            COUPON                   DATE              (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
FOREIGN AND INTERNATIONAL AGENCY BONDS (U.S. DOLLAR-DENOMINATED)(7.0%)
--------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia                                         6.875%               5/1/2003           $   750      $    769
Province of British Columbia                                 7.00%              1/15/2003               400           417
Falconbridge Ltd.                                            7.35%              11/1/2006             1,000         1,049
Finland Global Bond                                         7.875%              7/28/2004             3,500         3,864
Grand Metropolitan Investment Corp.                          9.00%              8/15/2011             3,000         3,733
Hanson Overseas                                             7.375%              1/15/2003             2,500         2,624
KFW International Finance, Inc.                             7.625%              2/15/2004             4,625         5,005
Province of Manitoba                                        6.125%              1/19/2004             8,000         8,064
National Westminster Bancorp Inc.                           9.375%             11/15/2003             1,150         1,317
New Zealand Government                                       8.75%             12/15/2006               325           385
New Zealand Government                                     10.625%             11/15/2005               600           767
Noranda Inc.                                                 7.00%              7/15/2005             3,000         3,032
Noranda Inc.                                                8.125%              6/15/2004             1,000         1,072
Noranda Forest                                               7.50%              7/15/2003             1,000         1,038
Province of Ontario                                         7.625%              6/22/2004             5,000         5,410
Petro Geo-Services                                          6.625%              3/30/2008             5,325         5,395
Republic of Portugal                                         5.75%              10/8/2003             4,700         4,699
Province of Saskatchewan                                    6.625%              7/15/2003             4,500         4,636
Province of Saskatchewan                                    7.125%              3/15/2008               500           539
Province of Saskatchewan                                     8.00%              7/15/2004             3,900         4,298
Toronto-Dominion Bank                                        6.50%              8/15/2008             3,000         3,064
--------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL AGENCY BONDS
   (COST $59,596)                                                                                                  61,177
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.3%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account                                       5.67%               7/1/1998             4,294         4,294
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account--Note F                               5.76%               7/1/1998             7,530         7,530
--------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $11,824)                                                                                                  11,824
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.7%)
   (COST $853,631)                                                                                                880,305
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               20,739
Liabilities--Note F                                                                                               (18,404)
                                                                                                               -----------
                                                                                                                    2,335
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 85,749,785 outstanding $.001 par value shares of beneficial interest
   (unlimited authorization)                                                                                     $882,640
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE                                                                                          $10.29
==========================================================================================================================

*   See Note A in Notes to Financial Statements.

(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

MTN--Medium-Term Note.

-------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                   $858,802        $10.01
 Undistributed Net Investment Income                                                                     --            --
 Accumulated Net Realized Losses                                                                     (2,836)         (.03)
 Unrealized Appreciation--Note E                                                                     26,674           .31
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                        $882,640        $10.29
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
LONG-TERM BOND PORTFOLIO                                    COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
U.S GOVERNMENT SECURITIES (58.6%)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                           8.00%                11/15/2021        $15,045      $ 19,396
U.S. Treasury Bond                                          8.125%       8/15/2019-8/15/2021         27,350        35,484
U.S. Treasury Bond                                           8.50%                 2/15/2020            570           764
U.S. Treasury Bond                                           8.75%       5/15/2017-8/15/2020          8,640        11,777
U.S. Treasury Bond                                          8.875%       8/15/2017-2/15/2019          5,875         8,058
U.S. Treasury Bond                                         10.375%     11/15/2009-11/15/2012          5,050         6,710
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
   (COST $75,705)                                                                                                  82,189
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (34.8%)
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.3%)
Sears Credit Card Master Trust                               5.80%              8/15/2005 (1)           500           498
                                                                                                                ---------


FINANCE (10.0%)
Avalon Properties Inc.                                      6.875%             12/15/2007               700           711
Bank of New York Capital I                                   7.97%             12/31/2026               375           407
BankAmerica Capital II                                       8.00%             12/15/2026               400           435
BT Capital Trust B                                           7.90%              1/15/2027               200           211
CIGNA Corp.                                                 7.875%              5/15/2027               175           196
CIGNA Corp.                                                  8.30%              1/15/2023               500           583
Chase Capital I                                              7.67%              12/1/2026               400           421
Chemical Bank Corp.                                         6.125%              11/1/2008               500           493
Citicorp Capital II                                         8.015%              2/15/2027               450           493
Dean Witter, Discover & Co.                                  6.75%             10/15/2013               200           203
Equitable Companies Inc.                                     7.00%               4/1/2028               200           206
First Chicago Corp.                                         9.875%               7/1/1999               600           623
Fleet Capital Trust II                                       7.92%             12/11/2026               400           433
General Electric Capital Corp.                               6.90%              9/15/2015             1,000         1,071
Household Finance Corp.                                      6.45%               2/1/2009                70            70
International Lease Finance                                  6.30%              11/1/1999               600           604
Lehman Brothers Holdings Inc.                                7.20%              8/15/2009               835           879
Mellon Capital II                                           7.995%              1/15/2027               450           487
NationsBank Corp.                                            7.25%             10/15/2025               375           404
Norwest Corp.                                                6.65%             10/15/2023                60            60
Security Capital Pacific Trust                               8.05%               4/1/2017               200           220
Spieker Properties Inc.                                      7.50%              10/1/2027               300           310
Summit Properties Inc.                                       7.20%              8/15/2007               550           563
Suntrust Capital                                             7.90%              6/15/2027               750           816
Storage USA, Inc.                                            7.50%              12/1/2027               400           413
Swiss Bank                                                   7.00%             10/15/2015               750           788
Travelers/Aetna Property Casualty Corp.                      7.75%              4/15/2026               275           311
US Bancorp                                                   8.27%             12/15/2026               750           842
United Dominion Realty Trust, Inc.                           7.25%              1/15/2007               300           310
Wells Fargo Capital I                                        7.96%             12/15/2026               400           438
                                                                                                              -----------
                                                                                                                   14,001
                                                                                                              -----------
INDUSTRIAL (15.1%)
American Stores Co.                                          8.00%               6/1/2026               400           456
Anheuser-Busch Cos. Inc.                                     6.75%             12/15/2027               250           261
Anheuser-Busch Cos., Inc.                                   7.125%               7/1/2017               600           633
Archer-Daniels-Midland Co.                                  8.875%              4/15/2011                80            99
Auburn Hills                                                12.00%               5/1/2020               260           427
C.R. Bard, Inc.                                              6.70%              12/1/2026               500           513
Bayer Corp.                                                  6.65%              2/15/2028               500           515
The Boeing Co.                                              6.625%              2/15/2038               700           704
Bowater, Inc.                                               9.375%             12/15/2021               250           314
Burlington Northern Santa Fe Corp.                          6.875%              2/15/2016               300           309
Burlington Northern Sante Fe Corp.                           7.00%             12/15/2025                50            52
Burlington Northern Sante Fe Corp.                           7.25%               8/1/2097               150           162
CSX Corp.                                                   8.625%              5/15/2022                25            31

-------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                    MATURITY          AMOUNT       VALUE*
                                                            COUPON                      DATE           (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Caterpillar Co.                                             7.375%                  3/1/2097         $   50      $     55
Caterpillar Inc.                                            9.375%                 8/15/2011            450           573
Chrysler Corp.                                               7.45%                  2/1/2097            225           249
Comcast Cablevision                                         8.875%                  5/1/2017            500           604
Continental Airlines (Equipment Trust Certificates)         6.648%                 3/15/2019            470           480
Dayton Hudson Corp.                                          6.75%                  1/1/2028            750           743
Deere & Co.                                                  8.50%                  1/9/2022            115           141
The Walt Disney Co.                                          7.55%                 7/15/2093            625           727
Eastman Chemical Co.                                         7.25%                 1/15/2024            250           258
Eastman Chemical Co.                                         7.60%                  2/1/2027            150           161
Federated Department Stores, Inc.                            7.45%                 7/15/2017            475           506
Ford Capital BV                                              9.50%                  6/1/2010            180           228
Ford Motor Corp.                                             9.95%                 2/15/2032            100           147
International Business Machines Corp.                        6.50%                 1/15/2028            350           350
International Business Machines Corp.                       7.125%                 12/1/2096            500           540
Lockheed Martin Corp.                                        7.70%                 6/15/2008            500           553
Lucent Technologies, Inc.                                    6.50%                 1/15/2028            500           507
May Department Stores Co.                                    9.75%                 2/15/2021             40            52
Mobil Corp.                                                 7.625%                 2/23/2033            230           244
News America Holdings Inc.                                   8.00%                10/17/2016            750           831
Norfolk Southern Corp.                                       7.70%                 5/15/2017            400           451
Norfolk Southern Corp.                                       7.80%                 5/15/2027            325           373
Norfolk Southern Corp.                                       7.90%                 5/15/2097            100           118
Northrop Grumman Corp.                                      9.375%                10/15/2024            400           484
Occidental Petroleum                                         9.25%                  8/1/2019            250           321
J.C. Penney & Co., Inc.                                     7.125%                11/15/2023            220           231
Phillips Petroleum Co.                                       8.49%                  1/1/2023            900           968
Rohm & Haas Co.                                              9.80%                 4/15/2020 (1)        550           717
Sears, Roebuck & Co.                                        9.375%                 11/1/2011            395           494
Tele-Communications, Inc.                                   7.875%                  8/1/2013          1,000         1,118
Tele-Communications, Inc.                                   9.875%                 6/15/2022            500           689
Texaco Capital Corp.                                        8.875%                  9/1/2021            155           200
Time Warner Inc.                                             7.57%                  2/1/2024            500           541
Tosco Corp.                                                  7.80%                  1/1/2027            350           386
Union Carbide Corp.                                          7.75%                 10/1/2096            150           164
Union Carbide Corp.                                         7.875%                  4/1/2023            220           242
Union Pacific Corp.                                          7.00%                  2/1/2016            550           560
Union Pacific Corp.                                         8.625%                 5/15/2022             35            39
United Technologies Corp.                                   8.875%                11/15/2019            425           542
Whirlpool Corp.                                              9.10%                  2/1/2008             60            71
                                                                                                              -----------
                                                                                                                   21,134
                                                                                                              -----------
UTILITIES (9.4%)
AT&T Corp.                                                   8.35%              1/15/2025               300           333
Arizona Public Service Co.                                   7.25%               8/1/2023               200           203
Coastal Corp.                                                7.42%              2/15/2037               200           208
Coastal Corp.                                                7.75%             10/15/2035               400           442
Coastal Corp.                                               9.625%              5/15/2012               300           380
Commonwealth Edison                                          7.50%               7/1/2013               750           824
Illinois Power Co.                                           7.50%              7/15/2025               300           306
MCI Communications Corp.                                     6.50%              4/15/2010               625           626
MCI Communications Corp.                                     7.75%              3/23/2025               250           258
Michigan Bell Telephone Co.                                  7.50%              2/15/2023             1,040         1,121
National Rural Utility Co.                                   6.20%               2/1/2008               850           849
New England Telephone & Telegraph Co.                       6.875%              10/1/2023               110           111
New England Telephone & Telegraph Co.                       7.875%             11/15/2029               600           712
New England Telephone & Telegraph Co.                        9.00%               8/1/2031               250           275
New York Telephone Co.                                      6.125%              1/15/2010             1,000           986
Pacific Gas & Electric Co.                                   8.25%              11/1/2022             1,000         1,097
Southern California Edison Co.                               6.75%              1/15/2000               500           507
Southwestern Bell Telephone Co.                              7.25%              7/15/2025               450           462
Southwestern Bell Telephone Co.                             7.625%               3/1/2023                45            48

--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE       MARKET
                                                                                 MATURITY             AMOUNT       VALUE*
LONG-TERM BOND PORTFOLIO                                    COUPON                   DATE              (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                         7.875%               3/1/2023          $  1,090     $   1,165
Texas Utilities Co.                                          8.75%              11/1/2023                50            55
Union Electric Power Co.                                     6.75%               5/1/2008               120           126
U S WEST Communications Group                                7.25%              9/15/2025             1,000         1,079
Virginia Electric & Power Co.                                6.75%              10/1/2023             1,000           985
Wisconsin Electric Power Co.                                 7.70%             12/15/2027                75            80
                                                                                                              ------------
                                                                                                                   13,238
                                                                                                              ------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $47,117)                                                                                                  48,871
--------------------------------------------------------------------------------------------------------------------------
FOREIGN AND INTERNATIONAL AGENCY BONDS (U.S. DOLLAR-DENOMINATED)(4.7%)
--------------------------------------------------------------------------------------------------------------------------
British Columbia Hydro                                      12.50%               9/1/2013               100           105
Grand Metropolitan Investment Corp.                          9.00%              8/15/2011                75            93
Inter-American Development Bank                             7.125%              3/15/2023                25            27
Inter-American Development Bank                              8.50%              3/15/2011               110           135
International Bank for Reconstruction & Development          9.25%              7/15/2017               135           184
KFW International Finance, Inc.                              7.20%              3/15/2014               600           668
Province of Manitoba                                        9.125%              1/15/2018               400           531
Province of Manitoba                                         9.25%               4/1/2020               485           661
Province of New Brunswick                                    8.75%               5/1/2022               250           328
Province of New Brunswick                                    9.75%              5/15/2020               500           709
Province of Newfoundland                                    10.00%              12/1/2020               750         1,069
Northern Telecom Ltd.                                       6.875%               9/1/2023               250           257
Petro-Canada                                                 9.25%             10/15/2021               300           391
Petro Geo-Services                                          7.125%              3/30/2028               625           649
Province of Saskatchewan                                    7.125%              3/15/2008               100           108
Province of Saskatchewan                                    7.375%              7/15/2013               600           666
--------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL AGENCY BONDS
   (COST $6,145)                                                                                                    6,581
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account
   (COST $173)                                               5.67%               7/1/1998               173           173
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.2%)
   (COST $129,140)                                                                                                137,814
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.8%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                5,346
Liabilities                                                                                                        (2,867)
                                                                                                              ------------
                                                                                                                    2,479
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 12,688,751 outstanding $.001 par value shares
   (unlimited authorization)                                                                                     $140,293
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                          $11.06
==========================================================================================================================

*   See Note A in Notes to Financial Statements.

(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

-------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
-------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                   $131,551        $10.37
 Undistributed Net Investment Income                                                                     --            --
 Accumulated Net Realized Gains                                                                          68           .01
 Unrealized Appreciation--Note E                                                                      8,674           .68
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                        $140,293        $11.06
=========================================================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest earned by each portfolio during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) on investments during the period.


------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL BOND         SHORT-TERM      INTERMEDIATE-         LONG-TERM
                                                          MARKET               BOND          TERM BOND              BOND
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                    --------------------------------------------------------------------
                                                                        SIX MONTHS ENDED JUNE 30, 1998
                                                    --------------------------------------------------------------------
                                                           (000)              (000)              (000)             (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Interest                                           $235,754            $15,077            $25,338             $3,641
                                                     -------------------------------------------------------------------
        Total Income                                    235,754             15,077             25,338              3,641
                                                     -------------------------------------------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                        454                 31                 47                  6
        Management and Administrative                     1,257                231                 392                --
        Shareholder Account Maintenance(1)                3,364                131                205                 77
        Marketing and Distribution(1)                     1,169                 87                126                 15
    Taxes (other than income taxes)                         272                 19                 29                  4
    Custodian Fees                                           99                 12                  3                  8
    Auditing Fees                                             6                  4                  4                  4
    Shareholders' Reports(1)                                100                  5                  8                  4
    Annual Meeting and Proxy Costs(1)                        13                  1                  1                  1
    Trustees' Fees and Expenses                               7                  1                  1                 --
                                                     -------------------------------------------------------------------
        Total Expenses                                    6,741                522                816                119
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   229,013             14,555             24,522              3,522
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN ON INVESTMENT
    SECURITIES SOLD                                      10,324                654              1,183                 71
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENT SECURITIES              45,505                358              5,486              3,083
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                    $284,842             $15,567           $31,191             $6,676
========================================================================================================================

(1) Expenses of the Total Bond Market Portfolio by class of shares are:

------------------------------------------------------------------------------------------------------------------------
                                                                                                (000)
                                                                          ----------------------------------------------
                                                                          INVESTOR      INSTITUTIONAL
                                                                            SHARES             SHARES             TOTAL
------------------------------------------------------------------------------------------------------------------------
Class-Specific Expenses:
    Shareholder Account Maintenance                                         $3,331              $  33             $3,364
    Marketing and Distribution                                                 871                298              1,169
    Shareholders' Reports                                                      100                 --                100
    Annual Meeting and Proxy Costs                                              13                 --                 13
                                                                          ----------------------------------------------
Total Class-Specific Expenses                                                4,315                331              4,646
All Other Portfolio Expenses                                                 1,577                518              2,095
------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                              $5,892              $ 849             $6,741
========================================================================================================================

See Note C in Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the portfolio distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the portfolio, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement. Distributions, Capital Share Transactions, and Shares Issued and Redeemed are shown separately for each class of shares.

-------------------------------------------------------------------------------------------------------------------------
                                                                                             TOTAL BOND MARKET PORTFOLIO
                                                                                         --------------------------------
                                                                                            SIX MONTHS              YEAR
                                                                                                 ENDED             ENDED
                                                                                         JUN. 30, 1998     DEC. 31, 1997
                                                                                                 (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                                 $   229,013        $   356,159
    Realized Net Gain (Loss)                                                                   10,324                425
    Change in Unrealized Appreciation (Depreciation)                                           45,505            161,978
                                                                                          -------------------------------
        Net Increase in Net Assets Resulting from Operations                                  284,842            518,562
                                                                                          -------------------------------
DISTRIBUTIONS
    Net Investment Income
        Investor Shares                                                                      (175,182)          (270,877)
        Institutional Shares                                                                  (53,831)           (85,282)
    Realized Capital Gain
        Investor Shares                                                                            --                 --
        Institutional Shares                                                                       --                 --
                                                                                          -------------------------------
            Total Distributions                                                              (229,013)          (356,159)
                                                                                          -------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                                                                  1,414,417          2,673,249
    Issued in Lieu of Cash Distributions                                                      157,454            239,069
    Redeemed                                                                                 (511,296)          (867,035)
                                                                                          -------------------------------
        Net Increase--Investor Shares                                                       1,060,575          2,045,283
                                                                                          -------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
    Issued                                                                                    252,224            802,671
    Issued in Lieu of Cash Distributions                                                       44,389             73,511
    Redeemed                                                                                 (134,647)          (311,860)
                                                                                          -------------------------------
        Net Increase--Institutional Shares                                                    161,966            564,322
-------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                          1,278,370          2,772,008
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                                     6,757,444          3,985,436
                                                                                          -------------------------------
    End of Period                                                                          $8,035,814         $6,757,444
=========================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
    Issued                                                                                    139,530            270,831
    Issued in Lieu of Cash Distributions                                                       15,545             24,183
    Redeemed                                                                                  (50,471)           (87,926)
                                                                                          -------------------------------
        Net Increase in Shares Outstanding                                                    104,604            207,088
=========================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
    Issued                                                                                     24,891             81,271
    Issued in Lieu of Cash Distributions                                                        4,382              7,435
    Redeemed                                                                                  (13,281)           (31,495)
                                                                                          -------------------------------
        Net Increase in Shares Outstanding                                                     15,992             57,211
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                               SHORT-TERM                         INTERMEDIATE-TERM
                                                             BOND PORTFOLIO                        BOND PORTFOLIO
                                                  ---------------------------------      --------------------------------
                                                      SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                           ENDED              ENDED              ENDED             ENDED
                                                   JUN. 30, 1998      DEC. 31, 1997      JUN. 30, 1998     DEC. 31, 1997
                                                           (000)              (000)              (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                             $  14,555          $  25,629          $  24,522          $  37,752
    Realized Net Gain (Loss)                                654              1,429              1,183                (80)
    Change in Unrealized Appreciation
        (Depreciation)                                      358              3,076              5,486             15,797
                                                  -----------------------------------------------------------------------
        Net Increase in Net Assets
            Resulting from Operations                    15,567             30,134             31,191             53,469
                                                  -----------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                               (14,555)           (25,629)           (24,522)           (37,752)
    Realized Capital Gain                                  (740)                --                 --                --
                                                  -----------------------------------------------------------------------
        Total Distributions                             (15,295)           (25,629)           (24,522)           (37,752)
                                                  -----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                              166,596            264,067            252,249            299,703
    Issued in Lieu of Cash Distributions                 12,989             21,565             20,058             30,780
    Redeemed                                            (63,210)          (172,160)           (82,918)          (119,977)
                                                  -----------------------------------------------------------------------
        Net Increase from Capital
            Share Transactions                          116,375            113,472            189,389            210,506
-------------------------------------------------------------------------------------------------------------------------
    Total Increase                                      116,647            117,977            196,058            226,223
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                 446,269            328,292            686,582            460,359
                                                  -----------------------------------------------------------------------
    End of Period                                      $562,916           $446,269           $882,640           $686,582
=========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                               16,629             26,634             24,597             30,030
    Issued in Lieu of Cash Distributions                  1,297              2,171              1,957              3,083
    Redeemed                                             (6,308)           (17,286)            (8,100)           (12,023)
                                                  ----------------------------------------------------------------------
        Net Increase in Shares Outstanding               11,618             11,519             18,454             21,090
========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS (continued)
-------------------------------------------------------------------------------------------------------------------------
                                                                                              LONG-TERM BOND PORTFOLIO
                                                                                         --------------------------------
                                                                                            SIX MONTHS              YEAR
                                                                                                 ENDED             ENDED
                                                                                         JUN. 30, 1998     DEC. 31, 1997
                                                                                                 (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                                  $    3,522           $  3,886
    Realized Net Gain (Loss)                                                                       71                565
    Change in Unrealized Appreciation (Depreciation)                                            3,083              4,404
                                                                                         --------------------------------
        Net Increase in Net Assets Resulting from Operations                                    6,676              8,855
                                                                                         --------------------------------
DISTRIBUTIONS
    Net Investment Income                                                                      (3,522)            (3,886)
    Realized Capital Gain                                                                         (95)                --
                                                                                         --------------------------------
        Total Distributions                                                                    (3,617)            (3,886)
                                                                                         --------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                                                     74,486             57,876
    Issued in Lieu of Cash Distributions                                                        3,025              3,143
    Redeemed                                                                                  (28,229)           (22,160)
                                                                                         --------------------------------
        Net Increase from Capital Share Transactions                                           49,282             38,859
-------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                             52,341             43,828
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                                        87,952             44,124
                                                                                         --------------------------------
    End of Period                                                                            $140,293            $87,952
=========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                                                      6,861              5,640
    Issued in Lieu of Cash Distributions                                                          278                307
    Redeemed                                                                                   (2,607)            (2,167)
                                                                                         --------------------------------
        Net Increase in Shares Outstanding                                                      4,532              3,780
=========================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each portfolio's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the portfolio's total return; how much it costs to operate the portfolio; and the extent to which the portfolio tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the portfolio for one year.


--------------------------------------------------------------------------------------------------------------------------
                                                                      TOTAL BOND MARKET PORTFOLIO-INVESTOR SHARES
                                                                                  YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                  SIX MONTHS ENDED    -------------------------------------------------------------
THROUGHOUT EACH PERIOD                      JUNE 30, 1998        1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $10.09     $  9.84       $10.14      $  9.17       $10.06      $  9.88
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                            .313        .645         .640         .650         .622         .638
    Net Realized and Unrealized Gain (Loss)
        on Investments                               .080        .250        (.300)        .970        (.888)        .300
                                                 -------------------------------------------------------------------------
        Total from Investment Operations             .393        .895         .340        1.620        (.266)        .938
                                                 -------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income            (.313)      (.645)       (.640)       (.650)       (.622)       (.638)
    Distributions from Realized Capital Gains          --          --          --           --         (.002)       (.120)
                                                 -------------------------------------------------------------------------
        Total Distributions                         (.313)      (.645)       (.640)       (.650)       (.624)       (.758)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $10.17      $10.09      $  9.84       $10.14      $  9.17       $10.06
==========================================================================================================================

TOTAL RETURN*                                       3.95%       9.44%        3.58%       18.18%       -2.66%        9.68%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)           $6,233      $5,129       $2,962       $2,405       $1,731       $1,540
    Ratio of Total Expenses to
        Average Net Assets                        0.21%**       0.20%        0.20%        0.20%        0.18%        0.18%
    Ratio of Net Investment Income to
        Average Net Assets                        6.23%**       6.54%        6.54%        6.66%        6.57%        6.24%
    Portfolio Turnover Rate                        50%**+         39%          39%          36%          33%          50%
--------------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the annual account maintenance fee of $10.

**Annualized.

 +Portfolio turnover rate excluding in-kind redemptions was 49%.

FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL BOND MARKET PORTFOLIO-INSTITUTIONAL SHARES
                                                                                     YEAR ENDED DECEMBER 31,
                                                                SIX MONTHS ENDED   --------------------------     SEP. 18* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     JUNE 30, 1998       1997           1996      DEC. 31, 1995
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.09        $  9.84           $10.14          $  9.87
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                               .318           .655             .650             .174
    Net Realized and Unrealized Gain (Loss) on Investments              .080           .250            (.300)            .270
                                                                      --------------------------------------------------------
        Total from Investment Operations                                .398           .905             .350             .444
                                                                      --------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                               (.318)         (.655)           (.650)           (.174)
    Distributions from Realized Capital Gains                             --             --               --               --
                                                                      --------------------------------------------------------
        Total Distributions                                            (.318)         (.655)           (.650)           (.174)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $10.17         $10.09          $  9.84           $10.14
==============================================================================================================================

TOTAL RETURN                                                           4.00%          9.55%            3.68%            4.53%
==============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                              $1,803         $1,628           $1,024             $413
    Ratio of Total Expenses to Average Net Assets                    0.10%**          0.10%            0.10%          0.10%**
    Ratio of Net Investment Income to Average Net Assets             6.34%**          6.64%            6.66%          6.48%**
    Portfolio Turnover Rate                                           50%**+            39%              39%              36%
------------------------------------------------------------------------------------------------------------------------------

 *Inception.

**Annualized.

 +Portfolio turnover rate excluding in-kind redemptions was 49%.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     SHORT-TERM BOND PORTFOLIO
                                                                                       YEAR ENDED DECEMBER 31,
                                                            SIX MONTHS ENDED     ---------------------------------      MAR. 1* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 JUNE 30, 1998        1997         1996         1995   DEC. 31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.00      $  9.92       $10.07      $  9.50          $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                              .290         .597         .587         .623            .463
    Net Realized and Unrealized Gain (Loss) on Investments             .025         .080        (.146)        .570           (.500)
                                                                  -----------------------------------------------------------------
        Total from Investment Operations                               .315         .677         .441        1.193           (.037)
                                                                  -----------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                              (.290)       (.597)       (.587)       (.623)          (.463)
    Distributions from Realized Capital Gains                         (.015)          --        (.004)          --              --
                                                                  -----------------------------------------------------------------
        Total Distributions                                           (.305)       (.597)       (.591)       (.623)          (.463)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $10.01       $10.00      $  9.92       $10.07         $  9.50
===================================================================================================================================

TOTAL RETURN**                                                        3.19%        7.04%        4.55%       12.88%          -0.37%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                               $563         $446         $328         $208             $77
    Ratio of Total Expenses to Average Net Assets                    0.21%+        0.20%        0.20%        0.20%          0.18%+
    Ratio of Net Investment Income to Average Net Assets             5.83%+        6.03%        5.93%        6.28%          5.77%+
    Portfolio Turnover Rate                                            99%+        88%++          65%          65%             53%
-----------------------------------------------------------------------------------------------------------------------------------

* Subscription period for the Portfolio was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.

**Total return figures do not reflect the annual account maintenance fee of $10.

 +Annualized.

++Portfolio turnover rate excluding in-kind redemptions was 73%.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                INTERMEDIATE-TERM BOND PORTFOLIO
                                                                                      YEAR ENDED DECEMBER 31,
                                                            SIX MONTHS ENDED    ---------------------------------       MAR. 1* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 JUNE 30, 1998        1997         1996         1995   DEC. 31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.20      $  9.96       $10.37       $  9.18         $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                              .320         .661         .648          .661           .533
    Net Realized and Unrealized Gain (Loss) on Investments             .090         .240        (.406)        1.217          (.820)
                                                                    ---------------------------------------------------------------
        Total from Investment Operations                               .410         .901         .242         1.878          (.287)
                                                                    ---------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                              (.320)       (.661)       (.648)        (.661)         (.533)
    Distributions from Realized Capital Gains                            --           --        (.004)        (.027)            --
                                                                    ---------------------------------------------------------------
        Total Distributions                                           (.320)       (.661)       (.652)        (.688)         (.533)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $10.29       $10.20      $  9.96        $10.37        $  9.18
===================================================================================================================================

TOTAL RETURN**                                                        4.07%        9.41%        2.55%        21.07%         -2.88%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                               $883         $687         $460          $346            $71
    Ratio of Total Expenses to Average Net Assets                    0.21%+        0.20%        0.20%         0.20%         0.18%+
    Ratio of Net Investment Income to Average Net Assets             6.28%+        6.64%        6.54%         6.55%         6.88%+
    Portfolio Turnover Rate                                            58%+          56%          80%           71%            63%
-----------------------------------------------------------------------------------------------------------------------------------

 *Subscription period for the Portfolio was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.

**Total return figures do not reflect the annual account maintenance fee of $10.

 +Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      LONG-TERM BOND PORTFOLIO
                                                                                        YEAR ENDED DECEMBER 31,
                                                             SIX MONTHS ENDED      -------------------------------      MAR. 1* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  JUNE 30, 1998        1997         1996         1995  DEC. 31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.78       $10.08       $10.82      $  8.96         $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                               .332         .678         .674         .692           .586
    Net Realized and Unrealized Gain (Loss) on Investments              .289         .700        (.731)       1.884         (1.040)
                                                                   ----------------------------------------------------------------
        Total from Investment Operations                                .621        1.378        (.057)       2.576          (.454)
                                                                   ----------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                               (.332)       (.678)       (.674)       (.692)         (.586)
    Distributions from Realized Capital Gains                          (.009)          --        (.009)       (.024)            --
                                                                   ----------------------------------------------------------------
        Total Distributions                                            (.341)       (.678)       (.683)       (.716)         (.586)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $11.06       $10.78       $10.08       $10.82        $  8.96
===================================================================================================================================

TOTAL RETURN**                                                         5.86%       14.30%       -0.26%       29.72%         -4.53%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                $140          $88          $44          $24             $9
    Ratio of Total Expenses to Average Net Assets                     0.21%+        0.20%        0.20%        0.20%         0.18%+
    Ratio of Net Investment Income to Average Net Assets              6.17%+        6.66%        6.75%        6.90%         7.70%+
    Portfolio Turnover Rate                                             71%+          58%          46%          45%            70%
-----------------------------------------------------------------------------------------------------------------------------------

 *Subscription period for the Portfolio was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.

**Total return figures do not reflect the annual account maintenance fee of $10.

 +Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the Total Bond Market, Short-Term Bond, Intermediate-Term Bond, and Long-Term Bond Portfolios. Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each portfolio intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: Each portfolio of the fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the Board of Trustees. At June 30, 1998, the fund had contributed capital aggregating $1,491,000 to Vanguard (included in Other Assets), representing 2.1% of Vanguard's capitalization. The fund's Trustees and officers are also Directors and officers of Vanguard.

C. The Total Bond Market Portfolio offers two classes of shares, the Investor Shares and the Institutional Shares. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor shares are offered to all other investors. Both classes of shares have equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity. For the six months ended June 30, 1998, class-specific expenses represented an annual rate of 0.15% and 0.04% of average net assets of the Investor Shares and Institutional Shares, respectively. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

D. During the six months ended June 30, 1998, purchases and sales of investment securities other than U.S. government securities and temporary cash investments were:

--------------------------------------------------------------------------------------------
                                                                          (000)
                                                           ---------------------------------
PORTFOLIO                                                     PURCHASES               SALES
--------------------------------------------------------------------------------------------
Total Bond Market                                           $1,074,027              $169,980
Short-Term Bond                                                 86,997                12,092
Intermediate-Term Bond                                         129,757                16,770
Long-Term Bond                                                  22,209                   981
--------------------------------------------------------------------------------------------

Purchases and sales of U.S. government securities were:

---------------------------------------------------------------------------------------------
                                                                          (000)
                                                           ----------------------------------
PORTFOLIO                                                     PURCHASES               SALES
---------------------------------------------------------------------------------------------
Total Bond Market                                            $2,271,686            $1,641,506
Short-Term Bond                                                 276,705               234,069
Intermediate-Term Bond                                          295,094               204,893
Long-Term Bond                                                   66,277                38,820
---------------------------------------------------------------------------------------------

     During the six months ended June 30, 1998, the Total Bond Market Portfolio realized $854,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchanged portfolio shares for securities held by the portfolio rather than for cash. Because such gains are not taxable to the portfolio, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid in capital.

     Capital gains distributions are determined on a tax basis and may differ from realized capital gains for financial-reporting purposes due to differences in the timing of realization of gains. For federal income tax purposes, at December 31, 1997, the portfolios had the following capital losses available to offset future capital gains:

-----------------------------------------------------------------------------------------------
                                                                        CAPITAL LOSS
                                                           ------------------------------------
                                                                                   EXPIRATION
                                                                                 FISCAL YEAR(S)
                                                               AMOUNT                ENDING
PORTFOLIO                                                       (000)             DECEMBER 31,
-----------------------------------------------------------------------------------------------
Total Bond Market                                              $12,406              2002-2004
Intermediate-Term Bond                                           4,012              2004-2006
-----------------------------------------------------------------------------------------------

E. At June 30, 1998, unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

-----------------------------------------------------------------------------------------------
                                                                (000)
                                     ----------------------------------------------------------
                                      APPRECIATED            DEPRECIATED         NET UNREALIZED
PORTFOLIO                             SECURITIES             SECURITIES           APPRECIATION
-----------------------------------------------------------------------------------------------
Total Bond Market                       $256,272              $(3,039)              $253,233
Short-Term Bond                            4,558                  (34)                 4,524
Intermediate-Term Bond                    26,683                   (9)                26,674
Long-Term Bond                             8,718                  (44)                 8,674
-----------------------------------------------------------------------------------------------

F. The market values of securities on loan to brokers/dealers at June 30, 1998, and collateral received with respect to such loans, were:

------------------------------------------------------------------------------------------------
                                                                (000)
                                    ------------------------------------------------------------
                                                                  COLLATERAL RECEIVED
                                                             -----------------------------------
                                     MARKET VALUE                                 MARKET VALUE
                                       OF LOANED                                OF U.S. TREASURY
PORTFOLIO                             SECURITIES                CASH               SECURITIES
------------------------------------------------------------------------------------------------
Total Bond Market                       $95,277                $5,205                $92,015
Short-Term Bond                          12,498                 3,083                  9,688
Intermediate-Term Bond                   63,575                 7,530                 57,392
------------------------------------------------------------------------------------------------

     Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Cash collateral received is invested in repurchase agreements.

TRUSTEES AND OFFICERS

JOHN C. BOGLE
Senior Chairman of the Board and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman, Chief Executive Officer, and Director of The Vanguard
Group, Inc., and of each of the investment companies in The Vanguard Group.

BARBARA BARNES HAUPTFUHRER
Director of The Great Atlantic and Pacific Tea Co., IKON Office Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Ladies Professional Golf Association; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY
President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST
Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DISTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MACKINNON
Managing Director, Fixed Income Group.

F. WILLIAM MCNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.



  "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Frank Russell Company
   is the owner of trademarks and copyrights relating to the Russell Indexes. "Wilshire 4500" and "Wilshire 5000" are trademarks of Wilshire Associates.

VANGUARD FAMILY OF FUNDS

STOCK FUNDS
Convertible Securities Fund
Equity Income Fund
Explorer Fund
Growth and Income Portfolio
Horizon Fund
   Aggressive Growth Portfolio
   Capital Opportunity Portfolio
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Index Trust
   500 Portfolio
   Extended Market Portfolio
   Growth Portfolio
   Mid Capitalization Stock
     Portfolio
   Small Capitalization Growth
     Stock Portfolio
   Small Capitalization Stock
     Portfolio
   Small Capitalization Value
     Stock Portfolio
   Total Stock Market Portfolio
   Value Portfolio
Institutional Index Fund
International Equity Index Fund
   Emerging Markets Portfolio
   European Portfolio
   Pacific Portfolio
International Growth Portfolio
International Value Portfolio
Morgan Growth Fund
PRIMECAP Fund
Selected Value Portfolio
Specialized Portfolios
   Energy Portfolio
   Gold & Precious Metals
     Portfolio
   Health Care Portfolio
   REIT Index Portfolio
   Utilities Income Portfolio
Tax-Managed Fund
   Capital Appreciation
     Portfolio
   Growth and Income Portfolio
Total International Portfolio
Trustees' Equity Fund
   U.S. Portfolio
U.S. Growth Portfolio
Windsor Fund
Windsor II


MONEY MARKET FUNDS
Admiral Funds
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     Portfolio
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Municipal Bond Fund
   Money Market Portfolio
State Tax-Free Funds
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BOND FUNDS
Admiral Funds
   Intermediate-Term U.S.
     Treasury Portfolio
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     Portfolio
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     Portfolio
Bond Index Fund
   Intermediate-Term Bond
     Portfolio
   Long-Term Bond Portfolio
   Short-Term Bond Portfolio
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Fixed Income Securities Fund
   GNMA Portfolio
   High Yield Corporate Portfolio
   Intermediate-Term Corporate
     Portfolio
   Intermediate-Term U.S.
     Treasury Portfolio
   Long-Term Corporate
     Portfolio
   Long-Term U.S. Treasury
     Portfolio
   Short-Term Corporate
     Portfolio
   Short-Term Federal Portfolio
   Short-Term U.S. Treasury
     Portfolio
Municipal Bond Fund
   High-Yield Portfolio
   Insured Long-Term Portfolio
   Intermediate-Term Portfolio
   Limited-Term Portfolio
   Long-Term Portfolio
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Preferred Stock Fund
State Tax-Free Funds
   (CA, FL, NJ, NY, OH, PA)


BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Horizon Fund
   Global Asset Allocation
     Portfolio
LifeStrategy Portfolios
   Conservative Growth
     Portfolio
   Growth Portfolio
   Income Portfolio
   Moderate Growth Portfolio
STAR Portfolio
Tax-Managed Fund
   Balanced Portfolio
Wellesley Income Fund
Wellington Fund

Q842-6/1998

(C) 1998 Vanguard Marketing
Corporation, Distributor.
All rights reserved.

[THE VANGUARD GROUP LOGO]

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FUND INFORMATION
1-800-662-7447

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online@vanguard.com

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and should be read carefully before you invest or send money. Prospectuses can be obtained directly from The Vanguard Group.